File Nos. 33-86464
                                                                     811-8862
==============================================================================

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-4

REGISTRATION  STATEMENT  UNDER  THE  SECURITIES  ACT  OF 1933              [ ]
     Pre-Effective  Amendment  No.                                         [ ]
     Post-Effective  Amendment  No.       3                                [X]

REGISTRATION  STATEMENT  UNDER  THE  INVESTMENT  COMPANY  ACT OF 1940      [ ]
     Amendment  No.           6                                            [X]

                        (Check appropriate box or boxes.)

     WNL  Separate  Account  A
     ___________________________
     (Exact  Name  of  Registrant)

     Western  National  Life  Insurance  Company
     ________________________________________
     (Name  of  Depositor)

     5555  San  Felipe,  Suite  900,  Houston, Texas                     77056
     ____________________________________________________           __________
     (Address  of  Depositor's Principal Executive Offices)         (Zip Code)

Depositor's  Telephone  Number,  including  Area  Code          (713) 888-7800

     Name  and  Address  of  Agent  for  Service
          Dwight L. Cramer, Senior Vice President-Law and General Counsel Western National Life Insurance Company
          5555  San  Felipe,  Suite  900
          Houston,  Texas    77056

     Copies  to:
          Judith  A.  Hasenauer
          Blazzard,  Grodd  &  Hasenauer,  P.C.
          P.O.  Box  5108
          Westport,  CT    06881
          (203)  226-7866

It  is  proposed  that  this  filing  will  become  effective:

_____    immediately  upon  filing  pursuant  to  paragraph  (b)  of  Rule 485
_____    on (date) pursuant  to  paragraph  (b)of  Rule  485
__X__    60  days  after  filing  pursuant  to  paragraph  (a)(1)  of Rule 485
_____    on  (date)  pursuant  to  paragraph  (a)(1)  of  Rule  485

If  appropriate,  check  the  following  box:

_____    this  post-effective  amendment designates a new effective date for a previously  filed  post-effective  amendment.


Title of Securities Registered:
             Individual Variable Annuity Contracts




                              CROSS REFERENCE SHEET
                             (required by Rule 495)
Item  No.                                     Location
--------                                     --------

                             PART A

Item 1.   Cover Page                          Cover Page

Item 2.   Definitions                         Definitions

Item 3.   Synopsis                            Highlights

Item 4.   Condensed Financial Information     Condensed Financial
- - -                                             Information

Item 5.   General Description of Registrant,
          Depositor, and Portfolio Companies  The Company; The
                                              Separate Account;
                                              WNL Series Trust

Item 6.   Deductions and Expenses             Charges and Deductions

Item 7.   General Description of Variable
          Annuity Contracts                   The Contracts

Item 8.   Annuity Period                      Annuity Provisions

Item 9.   Death Benefit.                      Proceeds Payable on
                                              Death

Item 10.  Purchases and Contract Value        Purchase Payments and
                                              Contract Value

Item 11.  Redemptions                         Withdrawals

Item 12.  Taxes                               Tax Status

Item 13.  Legal Proceedings                   Legal Proceedings

Item 14.  Table of Contents of the Statement
          of Additional Information           Table of Contents of the
                                              Statement of Additional
                                              Information


                         CROSS REFERENCE SHEET (CONT'D)
                             (required by Rule 495)
Item  No.                                       Location
--------                                        --------
                              PART  B
Item 15.  Cover Page                            Cover Page

Item 16.  Table of Contents                     Table of Contents

Item 17.  General Information and History       The Company

Item 18.  Services                              Not Applicable

Item 19.  Purchase of Securities Being Offered  Not Applicable

Item 20.  Underwriters                          Distributor

Item 21.  Calculation of Performance Data       Performance Information

Item 22.  Annuity Payments                      Annuity Provisions

Item 23.  Financial Statements                  Financial Statements


                                     PART C

Information required to be included in Part C is set forth under the appropriate Item so numbered in Part C to this Registration Statement.



                                     PART A

                     WESTERN NATIONAL LIFE INSURANCE COMPANY

Executive  Office:                                       Annuity Service Office:
5555 San Felipe, Suite 900  1290 Silas Deane Highway     P.O. Box 290721
Houston, TX 77056           Wethersfield, CT 06109-4303  Wethersfield, CT
713-888-7800                                             06129-0721
                                                         1-800-910-4455


            INDIVIDUAL FIXED AND VARIABLE DEFERRED ANNUITY CONTRACTS
                         WITH FLEXIBLE PURCHASE PAYMENTS
                                    ISSUED BY
                             WNL SEPARATE ACCOUNT A
                                       AND
                     WESTERN NATIONAL LIFE INSURANCE COMPANY

     The Individual Fixed and Variable Deferred Annuity Contracts with Flexible Purchase Payments (the "Contracts") described in this Prospectus provide for accumulation of Contract Values on a fixed or variable basis and payment of annuity payments on a fixed and variable basis. The Contracts are designed for use by individuals in retirement plans on a Qualified or Non-Qualified basis. (See "Definitions.")

Purchase Payments for the Contracts will be allocated to a segregated investment account of Western National Life Insurance Company (the "Company"), which account has been designated WNL Separate Account A (the "Separate Account"), or to the Company's General Account. Under certain circumstances, however, Purchase Payments initially may be allocated to the Global Advisors Money Market Sub-Account of the Separate Account. (See "Highlights.") The Separate Account invests in shares of WNL Series Trust. (See "WNL Series Trust.") WNL Series Trust is a series fund with seven Portfolios currently available: BEA Growth and Income Portfolio, Credit Suisse International Equity Portfolio, EliteValue Asset Allocation Portfolio, Global Advisors Growth Equity Portfolio, Global Advisors Money Market Portfolio, Salomon Brothers U.S. Government Securities Portfolio, and Van Kampen American Capital Emerging Growth Portfolio.

THE CONTRACTS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY ANY BANK, AND ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY. INVESTMENT IN THE CONTRACTS IS SUBJECT TO RISK THAT MAY CAUSE THE VALUE OF THE OWNER'S INVESTMENT TO FLUCTUATE, AND WHEN THE CONTRACTS ARE SURRENDERED, THE VALUE MAY BE HIGHER OR LOWER THAN THE PURCHASE PAYMENTS.

This Prospectus concisely sets forth the information for a prospective investor. Additional information about the Contracts is contained in the Statement of Additional Information (the "SAI") which is available at no charge. The SAI has been filed with the Securities and Exchange Commission (the "SEC") and is incorporated herein by reference. The SEC maintains a Web site (http://www.sec.gov) that contains the SAI, material incorporated by reference, and other information regarding registrants that file electronically with the SEC. The Table of Contents of the SAI can be found on Page ___ of this Prospectus. For a copy of the SAI, call 1-800-910-4455 or write to the Company's Annuity Service Office at the address listed above.

INQUIRIES:

     Any inquiries can be made by telephone or in writing to the Annuity Service Office listed above.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SEC, NOR HAS THE SEC PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

This  Prospectus  and  the  SAI  are  dated  May  1,  1998.

This  Prospectus  should  be  kept  for  future  reference.

                                TABLE OF CONTENTS

                                                                   Page
DEFINITIONS
HIGHLIGHTS
FEE TABLE
CONDENSED FINANCIAL INFORMATION
THE COMPANY
THE SEPARATE ACCOUNT
WNL SERIES TRUST
  BEA Growth and Income Portfolio
  Credit Suisse International Equity Portfolio
  EliteValue Asset Allocation Portfolio
  Global Advisors Growth Equity Portfolio
  Global Advisors Money Market Portfolio
  Salomon Brothers U.S. Government Securities Portfolio
  Van Kampen American Capital Emerging Growth Portfolio
  Voting Rights
  Substitution of Securities
CHARGES AND DEDUCTIONS
  Deduction for Contingent Deferred Sales Charge (Sales Load)
  Reduction or Elimination of the Contingent Deferred Sales Charge
  Deduction for Mortality and Expense Risk Charge
  Deduction for Enhanced Death Benefit Charge
  Deduction for Administrative Charge
  Deduction for Contract Maintenance Charge
  Deduction for Premium and Other Taxes
  Deduction for Expenses of the Trust
THE CONTRACTS
  Owner
  Joint Owners
  Annuitant
  Assignment
PURCHASE PAYMENTS AND CONTRACT VALUE
  Purchase Payments
  Allocation of Purchase Payments
  Bonus
  Dollar Cost Averaging
  Contract Value
  Accumulation Units
  Accumulation Unit Value
TRANSFERS
  Transfers Prior to the Annuity Date
  Transfers During the Annuity Period
  Sweep Account Program
ASSET ALLOCATION PROGRAMS
  Asset Allocation - Portfolio Rebalancing
  Asset Allocation - Financial Intermediaries
WITHDRAWALS
  Systematic Withdrawal Option
  Texas Optional Retirement Program
  Suspension or Deferral of Payments
PROCEEDS PAYABLE ON DEATH
  Death of Owner During the Accumulation Period
  Death Benefit Amount During the Accumulation Period
  Enhanced Death Benefit Amount During the Accumulation Period
  Annual Step-Up Death Benefit Amount During the Accumulation Period
  Death Benefit Options During the Accumulation Period
  Death of Owner During the Annuity Period
  Death of Annuitant
  Payment of Death Benefit
  Beneficiary
  Change of Beneficiary
ANNUITY PROVISIONS
  General
  Annuity Date
  Selection or Change of an Annuity Option
  Frequency and Amount of Annuity Payments
  Annuity
  Fixed Annuity
  Variable Annuity
  Annuity Options
DISTRIBUTOR
ADMINISTRATION OF THE CONTRACTS

PERFORMANCE INFORMATION
  Money Market Sub-Account
  Other Sub-Accounts
TAX STATUS
  General
  Diversification
  Multiple Contracts
  Contracts Owned by Other than Natural Persons
  Tax Treatment of Assignments
  Income Tax Withholding
  Tax Treatment of Withdrawals - Non-Qualified Contracts
  Qualified Plans
  Tax Treatment of Withdrawals - Qualified Contracts
  Tax-Sheltered Annuities - Withdrawal Limitations
  Section 457 - Deferred Compensation Plans
FINANCIAL STATEMENTS
LEGAL PROCEEDINGS
TABLE OF CONTENTS OF THE SAI


                                   DEFINITIONS

ACCUMULATION PERIOD: The period during which Purchase Payments may be made prior to the Annuity Date.

ACCUMULATION UNIT: A unit of measure used to determine the value of the Owner's interest in a Sub-Account of the Separate Account during the Accumulation Period.

ADJUSTED CONTRACT VALUE: The Contract Value less any applicable premium tax and Contract Maintenance Charge. This amount is applied to the applicable Annuity Tables to determine Annuity Payments.

ADMINISTRATIVE CHARGE: A deduction from the Separate Account which equals, on an annual basis, .15% of the average daily net asset value of the Separate Account.

AGE: The age of any Owner or Annuitant on his/her last birthday.

ANNUITANT: The natural person on whose life Annuity Payments are based. On or after the Annuity Date, the Annuitant shall also include any Joint Annuitant.

ANNUITY DATE: The date on which Annuity Payments begin.

ANNUITY OPTIONS: Options available for Annuity Payments.

ANNUITY PAYMENTS: The series of payments made to the Owner or any named payee after the Annuity Date under the Annuity Option selected.

ANNUITY PERIOD: The period of time beginning with the Annuity Date during which the Annuity Payments are made.

ANNUITY SERVICE OFFICE: The office indicated on the Cover Page of this Prospectus to which notices and requests must be sent.

ANNUITY UNIT: A unit of measure used to calculate Variable Annuity payments during the Annuity Period.

BENEFICIARY: The person(s) or entity(ies) who/that will receive the death benefit.



BONUS: An additional amount paid by the Company, equal to 1% of the initial Purchase Payment and, as of May 1, 1998, subject to state regulatory approval, an amount equal to 1% of certain subsequent Purchase Payments. The Bonus will be paid for subsequent Purchase Payments of at least $5,000 for Non-Qualified Contracts or $2,000 for Qualified Contracts. The Bonus will not be paid for subsequent Purchase Payments made prior to May 1, 1998. A Bonus is recapturable by the Company under certain circumstances. See the discussion of the Bonus in this Prospectus for more information.



COMPANY: Western National Life Insurance Company.

CONTRACT ANNIVERSARY: An anniversary of the Issue Date.

CONTRACT VALUE: The sum of the Owner's interest in the General Account and the Sub-Accounts of the Separate Account during the Accumulation Period.

CONTRACT YEAR: The first Contract Year is the annual period which begins on the Issue Date. Subsequent Contract Years begin on each Contract Anniversary.

FIXED ANNUITY: A series of payments made during the Annuity Period that are guaranteed as to dollar amount by the Company.

GENERAL ACCOUNT: The Company's general investment account which contains all the assets of the Company with the exception of the Separate Account and other segregated asset accounts.

INVESTMENT OPTION: An investment entity into which assets of the Separate Account will be invested.

ISSUE DATE: The date on which the Contract became effective.

MORTALITY AND EXPENSE RISK CHARGE: An amount deducted by the Company from the Separate Account each Valuation Period which is equal, on an annual basis, to 1.25% of the average daily net asset value of the Separate Account.

NON-QUALIFIED CONTRACTS: Contracts issued under non-qualified plans which do not receive favorable tax treatment under Sections 401, 403(b), 408 or 457 of the Internal Revenue Code of 1986, as amended (the "Code").

OWNER: The person or entity entitled to the ownership rights stated in the Contract.

PORTFOLIO: A segment of an Investment Option which constitutes a separate and distinct class of shares.

PURCHASE PAYMENT: A payment made by or on behalf of an Owner with respect to the Contract.

QUALIFIED CONTRACTS: Contracts issued under Qualified Plans which receive favorable tax treatment under Sections 401, 403(b), 408 or 457 of the Code.

SEPARATE ACCOUNT: The Company's Separate Account designated as WNL Separate Account A.

SUB-ACCOUNT: Separate Account assets are divided into Sub-Accounts. Assets of each Sub-Account will be invested in shares of an Investment Option or a Portfolio of an Investment Option.

VALUATION DATE: Each day on which the Company and the New York Stock Exchange ("NYSE") are open for business.

VALUATION PERIOD: The period of time beginning at the close of business of the NYSE on each Valuation Date and ending at the close of business for the next succeeding Valuation Date.

VARIABLE ANNUITY: An annuity with payments which vary as to dollar amount in relation to the investment performance of specified Sub-Accounts of the Separate Account.

WRITTEN REQUEST: A request in writing, in a form satisfactory to the Company, which is received by the Annuity Service Office, at its street address 1290 Silas Deane Highway, Wethersfield, CT 06109-4303, or its mailing address, P.O. Box 290721, Wethersfield, CT 06129-0721.

                                   HIGHLIGHTS

     Purchase Payments for the Contracts will be allocated to a segregated investment account of Western National Life Insurance Company (the "Company"), which account has been designated WNL Separate Account A (the "Separate Account"), or to the Company's General Account. Under certain circumstances, however, Purchase Payments may initially be allocated to the Global Advisors Money Market Sub-Account of the Separate Account (see below). The Separate Account invests in shares of WNL Series Trust. Owners bear the investment risk for all amounts allocated to the Separate Account.

The Contract may be returned to the Company for any reason within 10 calendar days after its receipt by the Owner (or, if the Contract is issued in California, 30 calendar days after the date of receipt if the Owner is 60 years old as of the Issue Date, or 20 calendar days of the date of receipt with respect to the circumstances described in (c) below). (See "Right to Examine.") It may be returned to the Company at its Annuity Service Office, or to the agent through whom it was purchased. When the Contract is received by the Company at its Annuity Service Office, it will be voided as if it had never been in force. Upon its return, the Company will refund the Contract Value, less the Bonus (see "Bonus" on page 14) next computed after receipt of the Contract by the Company at its Annuity Service Office, except in the following circumstances: (a) when the Contract is purchased pursuant to an Individual Retirement Annuity; (b) in those states which require the Company to refund Purchase Payments, less withdrawals; or (c) in the case of Contracts which are deemed by certain states to be replacing an existing annuity or insurance contract and which require the Company to refund Purchase Payments, less withdrawals. With respect to the circumstances described in (a), (b), and (c) above, the Company will refund the greater of Purchase Payments, less any withdrawals, or the Contract Value, less any Bonus, and will allocate initial Purchase Payments to the Global Advisors Money Market Sub-Account until the expiration of 15 days from the Issue Date (or 25 days in the case of Contracts described under (c) above). Upon the expiration of the 15-day period (or 25-day period with respect to Contracts described under
(c) above), the Sub-Account value of the Global Advisors Money Market Sub-Account will be allocated to the Separate Account and the General Account in accordance with the election made by the Owner in the Application.

An Owner may choose between the Standard Death Benefit, the Enhanced Death Benefit or, for Contracts issued on or after May 1, 1998, the Annual Step-Up Death Benefit.

Each Valuation Period, the Company deducts a Mortality and Expense Risk Charge from the Separate Account which is equal, on an annual basis, to 1.25% of the average daily net asset value of the Separate Account. This charge compensates the Company for assuming the mortality and expense risks under the Contracts. (See "Charges and Deductions - Deduction for Mortality and Expense Risk Charge.")

If the Owner selects the Enhanced Death Benefit, each Valuation Period prior to the 75th birthday of the Owner, or oldest Joint Owner, the Company deducts an Enhanced Death Benefit Charge from the Separate Account which is equal, on an annual basis, to .05% of the average daily net asset value of the Separate Account. This charge compensates the Company for assuming the mortality risks for the Enhanced Death Benefit. (See "Charges and Deductions - Deduction for Enhanced Death Benefit Charge.")

If the Owner selects the Annual Step-Up Death Benefit, each Valuation Period prior to the 75th birthday of the Owner, or Oldest Joint Owner, the Company deducts an Annual Step-Up Death Benefit charge from the Separate Account which is equal, on an annual basis, to .10% of the average daily net asset value of the Separate Account. This charge compensates the Company for assuming the mortality risks for the Annual Step-Up Death Benefit. (See "Charges and Deductions - Deduction for Annual Step-Up Death Benefit.") This benefit may not be available in your state. (Check with your registered representative regarding availability.)

Each Valuation Period, the Company deducts an Administrative Charge from the Separate Account which is equal, on an annual basis, to .15% of the average daily net asset value of the Separate Account. This charge compensates the Company for costs associated with the administration of the Contracts and the Separate Account. (See "Charges and Deductions - Deduction for Administrative Charge.")

On each Contract Anniversary, the Company deducts a Contract Maintenance Charge of $30 from the Contract Value by subtracting values from the General Account and/or by canceling Accumulation Units from each applicable Sub-Account. However, during the Accumulation Period, if the Contract Value on the Contract Anniversary is at least $40,000, then no Contract Maintenance Charge is deducted. If a total withdrawal is made on other than a Contract Anniversary and the Contract Value for the Valuation Period during which the total withdrawal is made is less than $40,000, the full Contract Maintenance Charge will be deducted at the time of the total withdrawal. The charge will be deducted from the General Account and the Sub-Accounts in the same proportion that the amount of Contract Value in the General Account and each Sub-Account bears to the total Contract Value. During the Annuity Period, the Contract Maintenance Charge will be deducted pro rata from Annuity Payments regardless of Contract size and will result in a reduction of each Annuity Payment. (See "Charges and Deductions - Deduction for Contract Maintenance Charge.")

Premium taxes will be charged against the Contract. Some states assess premium taxes when Purchase Payments are made. Other states assess premium taxes upon annuitization. It is the Company's current practice to deduct for premium taxes when they become due and payable to the states. (See "Charges and Deductions - Deduction for Premium and Other Taxes.")

The Company will, at the time of the initial Purchase Payment and, as of May 1, 1998 (subject to state regulatory approval), for certain subsequent Purchase Payments, add an additional amount as a bonus ("Bonus"),equal to 1% of such Purchase Payment made under the Contract. A Bonus will be paid for subsequent Purchase Payments of at least $5,000 for Non-Qualified Contracts or $2,000 for Qualified Contracts. The Bonus will not be paid for subsequent Purchase Payments made prior to May 1, 1998. Such additional amount will be allocated to the Sub-Accounts of the Separate Account and/or the General Account in the same manner as the Purchase Payment. If the Owner makes a withdrawal prior to the seventh Contract year after any applicable Purchase Payment in excess of (a) 10% of the Contract Value each Contract Year or (b) the amount permitted under the Systematic Withdrawal Option (see "Withdrawals - Systematic Withdrawal Option"), an amount equal to the Bonus allocable to such Purchase Payment withdrawn will be deducted by the Company from the Contract Value. (See "Purchase Payments and Contract Value - Bonus.")

There is a 10% federal income tax penalty that may be applied to the income portion of any distribution from the Contracts. However, under certain circumstances, the penalty is not imposed. (See "Tax Status - Tax Treatment of Withdrawals - Non-Qualified Contracts" and "Tax Treatment of Withdrawals - - - -- Qualified Contracts.") For a further discussion of the taxation of the Contracts, see "Tax Status."

For Contracts purchased in connection with 403(b) plans, withdrawals of amounts attributable to contributions made pursuant to a salary reduction agreement (as defined in Section 403(b)(11) of the Internal Revenue Code) are limited to circumstances only when the Owner: (a) attains age 59 1/2; (b) separates from service; (c) dies; (d) becomes disabled (within the meaning of Section 72(m)(7) of the Internal Revenue Code); or (e) in the case of hardship. Withdrawals for hardship are restricted to the portion of the Owner's Contract Value which represents contributions made by the Owner and does not include any investment results. The limitations on withdrawals became effective on January 1, 1989, and apply only to: (a) salary reduction contributions made after December 31, 1988;
(b) income attributable to such contributions; and (c) income attributable to amounts held as of December 31, 1988. The limitations on withdrawals do not affect rollovers or transfers between certain Qualified Plans. Tax penalties may also apply. (See "Tax Status - Tax Treatment of Withdrawals - Qualified Contracts.") Owners should consult their own tax counsel or other tax adviser regarding any distributions. (See "Tax Status - Tax-Sheltered Annuities - Withdrawal Limitations.")

See "Tax Status - Diversification" for a discussion of owner control of the underlying investments in a Variable Annuity contract.

Because of certain exemptive and exclusionary provisions, interests in the General Account are not registered under the Securities Act of 1933 and the General Account is not registered as an investment company under the Investment Company Act of 1940, as amended. Accordingly, neither the General Account nor any interests therein are subject to the provisions of these acts, and the Company has been advised that the staff of the SEC has not reviewed the disclosures in the Prospectus relating to the General Account. Disclosures regarding the General Account may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.



                        WNL SEPARATE ACCOUNT A FEE TABLE
                       CONTRACT OWNER TRANSACTION EXPENSES


Contingent Deferred Sales Charge                    Length of Time           Charge
       (see Note 2 below)                       From Purchase Payment  (as a percentage of
                                                  (Number of Years)     Purchase Payment)
                                                         1                       5%
                                                         2                       5%
                                                         3                       5%
                                                         4                       4%
                                                         5                       3%
                                                         6                       2%
                                                         7                       1%
                                                     8 or more                   0%
Transfer Fee (see Note 3 below)                                               None
Contract Maintenance Charge (see Note 4 below)                         $30 per Contract per Contract Year



                        SEPARATE ACCOUNT ANNUAL EXPENSES
                   (as a percentage of average account value)

Mortality and Expense Risk Charge       1.25%
Administrative Charge                    .15%
- --------------------------------------
Total Separate Account Annual Expenses  1.40%


                    OPTIONAL SEPARATE ACCOUNT ANNUAL EXPENSES
                   (as a percentage of average account value)

Enhanced  Death  Benefit  Charge  (see  Note  5  below)          .05%
Annual Step-Up Death Benefit Charge (see Note 5 below)           .10%



                        WNL SERIES TRUST ANNUAL EXPENSES
        (as a percentage of the average daily net assets of a Portfolio)


                                                 Management   Other Expenses   Total Annual
                                                    Fees*     (after expense     Expenses
                                                             reimbursement)**
BEA Growth and Income Portfolio                     .75%             .12%           .87%
Credit Suisse International Equity Portfolio        .90%             .12%          1.02%
EliteValue Asset Allocation Portfolio               .65%             .12%           .77%
Global Advisors Growth Equity Portfolio             .61%             .12%           .73%
Global Advisors Money Market Portfolio              .45%             .12%           .57%
Salomon Brothers
  U.S. Government Securities Portfolio              .475%            .12%           .595%
Van Kampen American Capital
  Emerging Growth Portfolio                         .75%             .12%           .87%

     * WNL INVESTMENT ADVISORY SERVICES, INC., THE TRUST'S INVESTMENT ADVISER ("ADVISER"), HAS AGREED TO WAIVE THAT PORTION OF ITS MANAGEMENT FEES WHICH IS IN EXCESS OF THE AMOUNT PAYABLE BY THE ADVISER TO EACH SUB-ADVISER PURSUANT TO THE RESPECTIVE SUB-ADVISORY AGREEMENTS FOR EACH PORTFOLIO UNTIL MAY 1, 1998. (SEE THE TRUST PROSPECTUS FOR MORE INFORMATION ON ADVISORY AND SUB-ADVISORY FEES.) THE EXAMPLES BELOW ARE CALCULATED BASED UPON THE DEDUCTION OF THE FULL MANAGEMENT FEES.

     ** THE COMPANY HAS UNDERTAKEN TO REIMBURSE EACH PORTFOLIO FOR ALL OPERATING EXPENSES, EXCLUDING MANAGEMENT FEES, THAT EXCEED .12% OF EACH PORTFOLIO'S AVERAGE DAILY NET ASSETS UNTIL MAY 1, 1998. HAD THE COMPANY NOT REIMBURSED SUCH EXPENSES, THE OTHER EXPENSES SHOWN ABOVE WOULD BE HIGHER. THE EXAMPLES BELOW ARE CALCULATED BASED UPON SUCH REIMBURSEMENT OF EXPENSES.


                                    EXAMPLES
       CALCULATED WITHOUT ENHANCED DEATH BENEFIT CHARGE OR ANNUAL STEP-UP
                                 BENEFIT CHARGE



     A Contract Owner would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets: (a) if the Contract is surrendered at the end of each time period or (b) if the Contract is not surrendered or if the Contract is annuitized.


                                                            Time Periods

                                                1 year   3 years   5 years  10 years
BEA Growth and Income Portfolio                a)$73.84  $ 123.39  $155.58  $268.46
                                               b) 23.84     73.39   125.58   268.46
Credit Suisse International Equity Portfolio   a)$75.41  $ 128.12  $163.45  $284.14
                                               b) 25.41     78.12   133.45   284.14
EliteValue Asset Allocation Portfolio          a)$72.79  $ 120.23  $150.30  $257.88
                                               b) 22.79     70.23   120.30   257.88
Global Advisors Growth Equity Portfolio        a)$72.37  $ 118.97  $148.18  $253.61
                                               b) 22.37     68.97   118.18   253.61
Global Advisors Money Market Portfolio         a)$70.69  $ 113.89  $139.67  $236.38
                                               b) 20.69     63.89   109.67   236.38
Salomon Brothers                               a)$70.95  $ 114.69  $141.00  $239.09
  U.S. Government Securities Portfolio         b) 20.95     64.69   111.00   239.09
Van Kampen American Capital                    a)$73.84  $ 123.39  $155.58  $268.46
  Emerging Growth Portfolio                    b) 23.84     73.39   125.58   268.46



                  CALCULATED WITH ENHANCED DEATH BENEFIT CHARGE

  (See "Charges and Deductions - Deduction for Enhanced Death Benefit Charge.")

     A Contract Owner would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets: (a) if the Contract is surrendered at the end of each time period or (b) if the Contract is not surrendered or if the Contract is annuitized.



                                                           Time Periods

                                               1 year    3 years  5 years  10 years
BEA Growth and Income Portfolio                a)$_____  $______  $______  $______
                                               b) _____   ______   ______   ______
Credit Suisse International Equity Portfolio   a)$_____  $______  $______  $______
                                               b) _____   ______   ______   ______
EliteValue Asset Allocation Portfolio          a)$_____  $______  $______  $______
                                               b) _____   ______   ______   ______
Global Advisors Growth Equity Portfolio        a)$_____  $______  $______  $______
                                               b) _____   ______   ______   ______
Global Advisors Money Market Portfolio         a)$_____  $______  $______  $______
                                               b) _____   ______   ______   ______
Salomon Brothers                               a)$_____  $______  $______  $______
  U.S. Government Securities Portfolio         b) _____   ______   ______   ______
Van Kampen American Capital                    a)$_____  $______  $______  $______
  Emerging Growth Portfolio                    b) _____   ______   ______   ______






               CALCULATED WITH ANNUAL STEP-UP DEATH BENEFIT CHARGE

(See "Charges and Deductions - Deduction for Annual Step-Up Death Benefit Charge.")

     A Contract Owner would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets: (a) if the Contract is surrendered at the end of each time period or (b) if the Contract is not surrendered or if the Contract is annuitized.

                                                           Time Periods

                                               1 year    3 years  5 years  10 years
BEA Growth and Income Portfolio                a)$_____  $______  $______  $______
                                               b) _____   ______   ______   ______
Credit Suisse International Equity Portfolio   a)$_____  $______  $______  $______
                                               b) _____   ______   ______   ______
EliteValue Asset Allocation Portfolio          a)$_____  $______  $______  $______
                                               b) _____   ______   ______   ______
Global Advisors Growth Equity Portfolio        a)$_____  $______  $______  $______
                                               b) _____   ______   ______   ______
Global Advisors Money Market Portfolio         a)$_____  $______  $______  $______
                                               b) _____   ______   ______   ______
Salomon Brothers                               a)$_____  $______  $______  $______
  U.S. Government Securities Portfolio         b) _____   ______   ______   ______
Van Kampen American Capital                    a)$_____  $______  $______  $______
  Emerging Growth Portfolio                    b) _____   ______   ______   ______



NOTES TO FEE TABLE AND EXAMPLES

     1. The purpose of the Fee Table is to assist Owners in understanding the various costs and expenses that an Owner will incur directly or indirectly. For additional information, see "Charges and Deductions" in this Prospectus and the Prospectus for WNL Series Trust.

     2. After the first Contract Anniversary, a withdrawal of up to 10% of the Contract Value, determined as of the immediately preceding Contract Anniversary, may be withdrawn once each Contract Year on a non-cumulative basis without the imposition of the Contingent Deferred Sales Charge. The Systematic Withdrawal Option may be selected in lieu of the 10% free withdrawal amount. (See "Withdrawals - Systematic Withdrawal Option.")

     3. Currently, no transfer fee is imposed on transfers. The Company reserves the right to impose such a fee in the future which will not exceed the lesser of $25 or 2% of the amount transferred.

     4. During the  Accumulation  Period,  if the Contract Value on the Contract
Anniversary is at least $40,000, then no Contract Maintenance Charge is deducted. If a total withdrawal is made on other than a Contract Anniversary and the Contract Value for the Valuation Period during which the total withdrawal is made is less than $40,000, the full Contract Maintenance Charge will be deducted at the time of the total withdrawal. During the Annuity Period, the full charge will be deducted regardless of Contract size.

5. An Owner may elect one of the following death benefits: the Standard Death Benefit, the Enhanced Death Benefit or, for Contracts issued on or after May 1, 1998, the Annual Step-Up Death Benefit. There are three sets of Examples above. One set has been calculated for the Standard Death Benefit, another with the Enhanced Death Benefit Charge and a third with the Annual Step-Up Death Benefit Charge. In certain states, the Annual Step-Up Death Benefit may not be available.

     6. Premium taxes are not reflected. Premium taxes may apply. (See "Charges and Deductions - Deduction for Premium and Other Taxes.")

     7. THE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE MORE OR LESS THAN THOSE SHOWN.

                         CONDENSED FINANCIAL INFORMATION
                            ACCUMULATION UNIT VALUES

     The following schedule includes Accumulation Unit Values for the periods indicated. This data has been extracted from the Separate Account's Financial Statements. The Separate Account's Financial Statements have been audited by ___________________________, independent certified public accountants, whose report thereon is included in the SAI. This information should be read in conjunction with the Separate Account's Financial Statements and related notes thereto, which are included in the SAI. Two sets of unit values are presented, one with the Enhanced Death Benefit Charge of .15%, (which was the charge for the Enhanced Death Benefit as of December 31, 1995, 1996 and 1997) and one without the Enhanced Death Benefit Charge. There are no unit values presented for Contracts with the Annual Step-Up Death Benefit Charge because the Annual Step-Up Death Benefit first became available under the Contracts on May 1, 1998.



                                                          WITHOUT ENHANCED DEATH  WITH ENHANCED DEATH
                                                              BENEFIT CHARGE        BENEFIT CHARGE
BEA GROWTH AND INCOME SUB-ACCOUNT
  FOR PERIOD ENDED 12/31/95
  Unit value at beginning of period (10/20/95)            $                10.00  Not Applicable
  Unit value at end of period                             $                10.62  Not Applicable
  Number of units outstanding at end of period                            461.8   Not Applicable
  FOR YEAR ENDED 12/31/96
  Unit value at beginning of period                       $                10.62  $              10.62
  Unit value at end of period                             $                11.92  $              11.90
  Number of units outstanding at end of period                         48,634.3              11,709.8
  FOR YEAR ENDED 12/31/97
  Unit value at beginning of period                       $
  Unit value at end of period                             $
  Number of units outstanding at end of period
CREDIT SUISSE INTERNATIONAL EQUITY SUB-ACCOUNT
  FOR PERIOD ENDED 12/31/95
  Unit value at beginning of period (10/20/95)            $                10.00  Not Applicable
  Unit value at end of period                             $                10.36  Not Applicable
  Number of units outstanding at end of period                            430.6   Not Applicable
  FOR YEAR ENDED 12/31/96
  Unit value at beginning of period                       $                10.36  $              10.36
  Unit value at end of period                             $                11.90  $              11.88
  Number of units outstanding at end of period                         17,186.2               8,510.2
  FOR YEAR ENDED 12/31/97
  Unit value at beginning of period                       $
  Unit value at end of period                             $
  Number of units outstanding at end of period
ELITEVALUE ASSET ALLOCATION SUB-ACCOUNT
  FOR PERIOD ENDED 12/31/96
  Unit value at beginning of period (1/2/96)              $                10.00  $              10.00
  Unit value at end of period                             $                12.45  $              12.43
  Number of units outstanding at end of period                         69,575.7              13,965.2
  FOR YEAR ENDED 12/31/97
  Unit value at beginning of period                       $
  Unit value at end of period                             $
  Number of units outstanding at end of period
GLOBAL ADVISORS GROWTH EQUITY SUB-ACCOUNT
  FOR PERIOD ENDED 12/31/95
  Unit value at beginning of period (10/20/95)            $                10.00  Not Applicable
  Unit value at end of period                             $                10.33  Not Applicable
  Number of units outstanding at end of period                            124.2   Not Applicable
  FOR YEAR ENDED 12/31/96
  Unit value at beginning of period                       $                10.33  $              10.33
  Unit value at end of period                             $                12.35  $              12.33
  Number of units outstanding at end of period                         68,154.9               5,232.7
  FOR YEAR ENDED 12/31/97
  Unit value at beginning of period                       $
  Unit value at end of period                             $
  Number of units outstanding at end of period
GLOBAL ADVISORS MONEY MARKET SUB-ACCOUNT
  FOR PERIOD ENDED 12/31/95
  Unit value at beginning of period (10/10/95)            $                10.00  $              10.00
  Unit value at end of period                             $                10.09  $              10.08
  Number of units outstanding at end of period                          2,464.4                  24.9
  FOR YEAR ENDED 12/31/96
  Unit value at beginning of period                       $                10.09  $              10.08
  Unit value at end of period                             $                10.46  $              10.44
  Number of units outstanding at end of period                        109,837.9               3,403.7
  FOR YEAR ENDED 12/31/97
  Unit value at beginning of period                       $
  Unit value at end of period                             $
  Number of units outstanding at end of period
SALOMON BROTHERS U.S. GOVERNMENT SECURITIES SUB-ACCOUNT
  FOR PERIOD ENDED 12/31/96
  Unit value at beginning of period (2/6/96)              $                10.00  $              10.00
  Unit value at end of period                             $                10.16  $              10.14
  Number of units outstanding at end of period                         15,638.1              11,806.1
  FOR YEAR ENDED 12/31/97
  Unit value at beginning of period                       $
  Unit value at end of period                             $
  Number of units outstanding at end of period
VAN KAMPEN AMERICAN CAPITAL EMERGING GROWTH SUB-ACCOUNT
  FOR PERIOD ENDED 12/31/96
  Unit value at beginning of period (1/2/96)              $                10.00  $              10.00
  Unit value at end of period                             $                11.70  $              11.68
  Number of units outstanding at end of period                        107,870.9               2,072.6
  FOR YEAR ENDED 12/31/97
  Unit value at beginning of period                       $
  Unit value at end of period                             $
  Number of units outstanding at end of period

                                   THE COMPANY

     Western National Life Insurance Company (the "Company"), which had $11.7 billion in assets as of December 31, 1997, develops, markets, and issues annuity products through niche distribution channels. The Company markets single-premium deferred annuities to the savings and retirement markets, flexible-premium deferred annuities to the tax-qualified retirement market, and single-premium immediate annuities to the structured settlement and retirement markets. The Company primarily distributes its annuity products through financial institutions, general agents, and specialty brokers.

The Company, which was incorporated in Texas in 1944, is licensed to do business in 47 states, Puerto Rico and the District of Columbia. It is a wholly- owned subsidiary of Western National Corporation. Western National Corporation is a wholly-owned subsidiary of AGC Life Insurance Company, a subsidiary of American General Corporation. The Company's executive offices are located at 5555 San Felipe, Suite 900, Houston, Texas 77056. Its telephone number is 713-888-7800.


                              THE SEPARATE ACCOUNT

     The Board of Directors of the Company adopted a resolution on November 9, 1994, to establish a segregated asset account pursuant to Texas insurance law. This segregated asset account has been designated WNL Separate Account A (the "Separate Account"). The Company has caused the Separate Account to be registered with the SEC as a unit investment trust pursuant to the provisions of the Investment Company Act of 1940.

The assets of the Separate Account are the property of the Company. However, the assets of the Separate Account, equal to the reserves and other contract liabilities with respect to the Separate Account, are not chargeable with liabilities arising out of any other business the Company may conduct. Income, gains, and losses, whether or not realized, are, in accordance with the Contracts, credited to or charged against the Separate Account without regard to other income, gains, or losses of the Company. The Company's obligations arising under the Contracts are general obligations.

The Separate Account meets the definition of a "separate account" under federal securities laws.

The Separate Account is divided into Sub-Accounts. Each Sub-Account invests in one Portfolio of the WNL Series Trust. There is no assurance that the investment objectives of any of the Portfolios will be met. Owners bear the complete investment risk for Purchase Payments allocated to a Sub-Account. Contract Values will fluctuate in accordance with the investment performance of the Sub-Accounts to which Purchase Payments are allocated, and in accordance with the imposition of the fees and charges assessed under the Contracts.


                                WNL SERIES TRUST

     WNL Series Trust (the "Trust") has been established to act as the funding vehicle for the Contracts offered. The Trust is managed by WNL Investment Advisory Services, Inc. (the "Adviser"), an affiliate of the Company. The Adviser has retained Sub-Advisers for each Portfolio to make investment decisions and place orders. The Sub-Advisers for the Portfolios are: BEA Associates for the BEA Growth and Income Portfolio; Credit Suisse Asset
Management Ltd. for the Credit Suisse International Equity Portfolio; OpCap Advisors for the EliteValue Asset Allocation Portfolio; State Street Global Advisors for the Global Advisors Growth Equity Portfolio and the Global Advisors Money Market Portfolio; Salomon Brothers Asset Management Inc for the Salomon Brothers U.S. Government Securities Portfolio; and Van Kampen American Capital Asset Management, Inc. for the Van Kampen American Capital Emerging Growth Portfolio. See "Management of the Trust" in the Trust Prospectus, which accompanies this Prospectus, for additional information concerning the Adviser and the Sub-Advisers, including a description of advisory and sub-advisory fees.

Purchasers should read the Prospectus for the Trust which is attached to this Prospectus carefully before investing. Additional Prospectuses and the SAI can be obtained by calling or writing the Company at its Annuity Service Office.

The Trust is intended to meet differing investment objectives with its currently available separate Portfolios.

The following Portfolios are available under the Contracts:

BEA  Growth and Income Portfolio

Credit  Suisse  International  Equity  Portfolio

EliteValue  Asset  Allocation  Portfolio

Global  Advisors  Growth  Equity  Portfolio

Global  Advisors  Money  Market  Portfolio

Salomon  Brothers  U.S.  Government  Securities  Portfolio

Van  Kampen  American  Capital  Emerging  Growth  Portfolio



VOTING  RIGHTS

     In accordance with its view of present applicable law, the Company will vote the shares of the Trust held in the Separate Account at special meetings of the shareholders in accordance with instructions received from persons having the voting interest in the Separate Account. The Company will vote shares for which it has not received instructions, as well as shares attributable to it, in the same proportion as it votes shares for which it has received instructions. The Trust does not hold regular meetings of shareholders.

The number of shares which a person has a right to vote will be determined as of a date to be chosen by the Company not more than 60 days prior to a shareholder meeting of the Trust. Voting instructions will be solicited by written communication at least 10 days prior to the meeting.

SUBSTITUTION  OF  SECURITIES

     If the shares of an Investment Option (or any Portfolio within an Investment Option or any other Investment Option or Portfolio) are no longer available for investment by the Separate Account or, if in the judgment of the Company's Board of Directors, further investment in the shares should become inappropriate in view of the purpose of the Contracts, the Company may limit further purchase of such shares or may substitute shares of another Investment Option or Portfolio for shares already purchased under the Contracts. No substitution of securities may take place without prior approval of the SEC and under the requirements it may impose.

                             CHARGES AND DEDUCTIONS

     Various charges and deductions are made from the Contract Value and the Separate Account. These charges and deductions are:

DEDUCTION  FOR  CONTINGENT  DEFERRED  SALES  CHARGE  (SALES  LOAD)

     The Contracts do not provide for a front-end sales charge. However, if all or a portion of the Contract Withdrawal Value (see "Withdrawals") is withdrawn, a Contingent Deferred Sales Charge (sales load) will be calculated at the time of each withdrawal and will be deducted from the Contract Value. This charge reimburses the Company for expenses incurred in connection with the promotion, sale, and distribution of the Contracts. The Contingent Deferred Sales Charge is based upon the length of time from when each Purchase Payment was made as follows:


    Length of Time             Charge
From Purchase Payment   (as a percentage of
  (Number of Years)      Purchase Payment)
         1                     5%
         2                     5%
         3                     5%
         4                     4%
         5                     3%
         6                     2%
         7                     1%
     8 or more                 0%


     After the first Contract Anniversary, a withdrawal of up to 10% of the Contract Value, determined as of the immediately preceding Contract Anniversary, may be withdrawn once each Contract Year on a non-cumulative basis without the imposition of the Contingent Deferred Sales Charge (the "Free Withdrawal Amount"). The Systematic Withdrawal Option may be selected in lieu of the Free Withdrawal Amount. (See "Withdrawals - Systematic Withdrawal Option.")

REDUCTION  OR  ELIMINATION  OF  THE  CONTINGENT  DEFERRED  SALES  CHARGE

     The amount of the Contingent Deferred Sales Charge may be reduced or eliminated when sales of the Contracts are made to individuals or to a group of individuals in a manner that results in savings of sales expenses. The entitlement to a reduction of the Contingent Deferred Sales Charge will be determined by the Company after examination of all the relevant factors, such as:

     1. The size and type of group to which sales are to be made will be considered. Generally, the sales expenses for a larger group are less than for a smaller group because of the ability to implement large numbers of Contracts with fewer sales contacts;

     2. The total amount of Purchase Payments to be received will be considered. Per Contract sales expenses are likely to be less on larger Purchase Payments than on smaller ones;

     3. Any prior or existing relationship with the Company will be considered. Per Contract sales expenses are likely to be less when there is a prior existing relationship because of the likelihood of implementing the Contract with fewer sales contacts; and

     4. There may be other circumstances, of which the Company is not presently aware, which could result in reduced sales expenses.

     If, after consideration of the foregoing factors, the Company determines that there will be a reduction in sales expenses, the Company may provide for a reduction or elimination of the Contingent Deferred Sales Charge.

The Contingent Deferred Sales Charge may be eliminated when the Contracts are issued to an officer, director, or employee of the Company or any of its affiliates. In no event will reductions or elimination of the Contingent Deferred Sales Charge be permitted where reductions or elimination will be unfairly discriminatory to any person.

DEDUCTION  FOR  MORTALITY  AND  EXPENSE  RISK  CHARGE

     Each Valuation Period, the Company deducts a Mortality and Expense Risk Charge from the Separate Account which is equal, on an annual basis, to 1.25% of the average daily net asset value of the Separate Account. The mortality risks assumed by the Company arise from its contractual obligation to make Annuity Payments after the Annuity Date (determined in accordance with the Annuity Option chosen by the Owner), regardless of how long all Annuitants live. This assures that neither an Annuitant's own longevity, nor an improvement in life expectancy greater than that anticipated in the mortality tables, will have any adverse effect on the Annuity Payments the Annuitant will receive under the Contract. Further, the Company bears a mortality risk in that it guarantees the annuity purchase rates for the Annuity Options under the Contract, whether for a Fixed Annuity or a Variable Annuity. Also, the Company bears a mortality risk with respect to the death benefit and with respect to the waiver of the Contingent Deferred Sales Charge if Purchase Payments have been held in the Contract less than seven years. The expense risk assumed by the Company is that all actual expenses involved in administering the Contracts, including Contract maintenance costs, administrative costs, mailing costs, data processing costs, legal fees, accounting fees, filing fees, and the costs of other services, may exceed the amount recovered from the Contract Maintenance Charge and the Administrative Charge.


The Mortality and Expense Risk Charge is guaranteed by the Company and cannot be increased.

DEDUCTION FOR ENHANCED DEATH BENEFIT CHARGE

     If the Owner selects the Enhanced Death Benefit, each Valuation Period prior to the 75th birthday of the Owner or oldest Joint Owner, the Company deducts an Enhanced Death Benefit Charge from the Separate Account which is equal, on an annual basis, to .05% of the average daily net asset value of the Separate Account. This charge compensates the Company for assuming the mortality risks for the Enhanced Death Benefit. (See "Proceeds Payable on Death - Enhanced Death Benefit Amount During the Accumulation Period.") The Company expects a profit from this charge.

DEDUCTION FOR ANNUAL STEP-UP DEATH BENEFIT CHARGE

     For Contracts issued on or after May 1, 1998, an Owner may select the Annual Step-Up Death Benefit in states where it is available (check with your registered representative regarding availability). If the Owner selects the Annual Step-Up Death Benefit, each Valuation Period prior to the 75th birthday of the Owner or the oldest Joint Owner, the Company deducts an Annual Step-Up Death Benefit Charge from the Separate Account which is equal, on an annual basis, to .10% of the average daily net asset value of the Separate Account. This charge compensates the Company for assuming the mortality risks for the Annual Step-Up Death Benefit. (See "Proceeds Payable on Death - Annual Step- Up Death Benefit Amount During the Accumulation Period.")


DEDUCTION  FOR  ADMINISTRATIVE  CHARGE

     Each Valuation Period, the Company deducts an Administrative Charge from the Separate Account which is equal, on an annual basis, to .15% of the average daily net asset value of the Separate Account. This charge, together with the Contract Maintenance Charge (see below), is to reimburse the Company for the expenses it incurs in the establishment and maintenance of the Contracts and the Separate Account. These expenses include, but are not limited to: preparation of the Contracts, confirmations, annual reports and statements: maintenance of Owner records; maintenance of Separate Account records; administrative personnel costs; mailing costs; data processing costs; legal fees; accounting fees; filing fees; the costs of other services necessary for Owner servicing; and all accounting, valuation, regulatory, and reporting requirements.

DEDUCTION  FOR  CONTRACT  MAINTENANCE  CHARGE

     On each Contract Anniversary, the Company deducts a Contract Maintenance Charge from the Contract Value by subtracting values from the General Account and/or by canceling Accumulation Units from each applicable Sub-Account to reimburse it for expenses relating to maintenance of the Contracts. The Contract Maintenance Charge is currently $30 each Contract Year. However, during the Accumulation Period, if the Contract Value on the Contract Anniversary is at least $40,000, then no Contract Maintenance Charge is deducted. If a total withdrawal is made on other than a Contract Anniversary and the Contract Value for the Valuation Period during which the total withdrawal is made is less than $40,000, the full Contract Maintenance Charge will be deducted at the time of the total withdrawal. During the Annuity Period, the Contract Maintenance Charge will be deducted pro rata from Annuity Payments, regardless of Contract size and will result in a reduction of each Annuity Payment. The Contract Maintenance Charge will be deducted from the General Account and the Sub-Accounts in the Separate Account in the same proportion that the amount of the Contract Value in the General Account and each Sub-Account bears to the total Contract Value.

DEDUCTION  FOR  PREMIUM  AND  OTHER  TAXES

     Any taxes, including any premium taxes, paid to any governmental entity relating to the Contracts, may be deducted from the Purchase Payments or
Contract Value when incurred. The Company will, in its sole discretion, determine when taxes have resulted from: the investment experience of the Separate Account, receipt by the Company of the Purchase Payments, or commencement of Annuity Payments. The Company may, at its sole discretion, pay taxes when due and deduct that amount from the Contract Value at a later date. Payment at an earlier date does not waive any right the Company may have to deduct amounts at a later date. The Company's current practice is to deduct for premium taxes when they become due and payable to the states. Premium taxes generally range from 0% to 4%. While the Company is not currently maintaining a provision for federal income taxes with respect to the Separate Account, the Company has reserved the right to establish a provision for income taxes if it determines, in its sole discretion, that it will incur a tax as a result of the operation of the Separate Account. The Company will deduct for any income taxes incurred by it as a result of the operation of the Separate Account, whether or not there was a provision for taxes and whether or not it was sufficient.

The Company will deduct any withholding taxes required by applicable law.

DEDUCTION  FOR  EXPENSES  OF  THE  TRUST

     There are other deductions from, and expenses (including management fees paid to the investment adviser and other expenses) paid out of, the assets of the Trust which are described in the Prospectus for the Trust.

                                  THE CONTRACTS

OWNER

     The Owner has all rights and may receive all benefits under the Contract. The Owner is the person designated as such on the Issue Date, unless changed. The Company will not issue a Contract to any Owner older than 85 years.

The Owner may change owners at any time prior to the Annuity Date by Written Request. A change of Owner will automatically revoke any prior designation of Owner. The change will become effective as of the date the Written Request is signed. A new designation of Owner will not apply to any payment made or action taken by the Company prior to the time it was received.

An Owner may make inquiries regarding his or her Contract by telephone or in writing to the Annuity Service Office listed on the cover page of this Prospectus.

For Non-Qualified Contracts, in accordance with Code Section 72(u), a deferred annuity contract held by a corporation or other entity that is not a natural person is not treated as an annuity contract for tax purposes. Income on the contract is treated as ordinary income received by the owner during the taxable year. However, for purposes of Internal Revenue Code (the "Code") Section 72(u), an annuity contract held by a trust or other entity as agent for a natural person is considered held by a natural person and treated as an annuity contract for tax purposes. Tax advice should be sought prior to purchasing a Contract which is to be owned by a trust or other non-natural person.

JOINT  OWNERS

     The Contract can be owned by Joint Owners. If Joint Owners are named, any Joint Owner must be the spouse of the other Owner. Upon the death of either Owner, the surviving Joint Owner will be the primary Beneficiary. Any other Beneficiary designation will be treated as a contingent Beneficiary unless otherwise indicated in a Written Request. Unless otherwise specified, if there are Joint Owners, both signatures will be required for all Owner transactions except telephone transfers. If the telephone transfer option is elected and there are Joint Owners, either Joint Owner can give telephone instructions.

ANNUITANT

     The Annuitant is the person on whose life Annuity Payments are based. The Annuitant is the person designated by the Owner at the Issue Date, unless changed prior to the Annuity Date. The Annuitant may not be changed in a Contract which is owned by a non-natural person. Any change of Annuitant is subject to the Company's underwriting rules then in effect.

ASSIGNMENT

     A Written Request specifying the terms of an assignment of the Contract must be provided to the Annuity Service Office. Until a Written Request is received, the Company will not be required to take notice of or be responsible for any transfer of interest in the Contract by assignment, agreement, or otherwise.

The Company will not be responsible for the validity or tax consequences of any assignment. Any assignment made after the death benefit has become payable will be valid only with the Company's consent.

If the Contract is assigned, the Owner's rights may only be exercised with the consent of the assignee of record.

If the Contract is issued pursuant to a retirement plan which receives favorable tax treatment under the provisions of Sections 401, 403(b), 408, or 457 of the Internal Revenue Code, it may not be assigned, pledged, or otherwise transferred except as may be allowed under applicable law.

                      PURCHASE PAYMENTS AND CONTRACT VALUE

PURCHASE  PAYMENTS

     The initial Purchase Payment is due on the Issue Date. The minimum initial Purchase Payment for Non-Qualified Contracts is $5,000 and for Qualified Contracts is $2,000 ($50 for Contracts issued in connection with Section 403(b) plans). The minimum subsequent Purchase Payment for Non-Qualified Contracts is $1,000, or if the automatic premium check option is elected, $50. The minimum subsequent Purchase Payment for Qualified Contracts is $50. Subject to the maximum and minimum Purchase Payments discussed herein, the Owner may make subsequent Purchase Payments and may increase or decrease or change the frequency of such payments. The maximum total Purchase Payments the Company will accept without Company approval is $500,000 for issue Ages up to 75. The maximum total Purchase Payments the Company will accept without Company approval for issue Ages 75 and older is $250,000. The Company reserves the right to reject any application or Purchase Payment.

All Purchase Payments and sums payable to the Company under the Contract are payable only at the Company's lock box at State Street Bank and Trust Company at the following addresses: via mail to: Western National Life Insurance Company, P.O. Box 5429, Boston, MA 02206-5429; via overnight delivery to: State Street Bank and Trust Company, Attn: Lock Box A3W, 1778 Heritage Drive, North Quincy, MA 02171.

ALLOCATION  OF  PURCHASE  PAYMENTS

     Purchase Payments are allocated to the General Account and/or the Sub-Accounts of the Separate Account in accordance with the selection made by the Owner. The allocation of the initial Purchase Payment is made in accordance with the selection made by the Owner at the Issue Date. However, the Company will, under certain circumstances, allocate initial Purchase Payments to the Global Advisors Money Market Sub-Account until the expiration of the Right to Examine contract period. (See "Highlights.") Unless otherwise changed by the Owner, subsequent Purchase Payments are allocated in the same manner as the initial Purchase Payment. Allocation of the Purchase Payments is subject to the terms and conditions imposed by the Company. There are currently no limitations on the number of Sub-Accounts that can be selected by an Owner. Allocations must be in whole percentages with a minimum allocation of 10% of each Purchase Payment or transfer, unless the Purchase Payment is being made pursuant to an approved Dollar Cost Averaging Program or one of the Asset Allocation Programs.

For initial Purchase Payments, if the forms required to issue the Contract are in good order, the Company will apply the Purchase Payment to the Separate Account and credit the Contract with Accumulation Units and/or to the General Account and credit the Contract with dollars within two business days of receipt.

In addition to the underwriting requirements of the Company, good order means that the Company has received federal funds (monies credited to a bank's account with its regional Federal Reserve Bank). If the forms required to issue a Contract are not in good order, the Company will attempt to get them in good order or the Company will return the forms and the Purchase Payment within five business days. The Company will not retain the Purchase Payment for more than five business days while processing incomplete forms, unless it has been so authorized by the purchaser. For subsequent Purchase Payments, the Company will apply Purchase Payments to the Separate Account and credit the Contract with Accumulation Units as of the end of the Valuation Period during which the Purchase Payment was received in good order.


BONUS

     The Company will, at the time of the initial Purchase Payment and, as of May 1, 1998 (subject to regulatory approval) for certain subsequent Purchase Payments, add an additional amount, as a Bonus, equal to 1% of such Purchase Payment made under the Contract. The Bonus will be paid for subsequent Purchase Payments of at least $5,000 for Non-Qualified Contracts or $2,000 for Qualified Contracts. The Bonus will not be paid for subsequent Purchase Payments made prior to May 1, 1998. The Bonus will be allocated to the Sub-Accounts of the Separate Account and/or the General Account in the same manner as the Purchase Payment to which it is attributable. The Company reserves the right to limit its payment of any Bonus to $5,000.

If the Owner makes a withdrawal prior to the seventh Contract Year after any applicable Purchase Payment and exceeds the Free Withdrawal Amount or is in excess of the amount permitted under the Systematic Withdrawal Option, an amount equal to the Bonus allocated to the Purchase Payment(s) withdrawn will be deducted by the Company from the Contract Value. (This deduction is not applicable in New Jersey.) The deduction will be pro rata from the Sub-Accounts and/or the General Account in the proportion that the amount of Contract Value in the Sub- Accounts and General Account bears to the total Contract Value. The Company will not recapture any investment earnings on a Bonus. Investment earnings are deemed to be withdrawn on a first-in, first-out basis. Owners do not have a vested interest in the principal amount of a Bonus until seven Contract Years from the date of each Bonus payment having elapsed, and until that time, the additional amount belongs to the Company.

For purposes of distributions under the Contract, a Bonus payment and any investment earnings thereon shall be treated as taxable income and not as part of the cost basis of the Contract. (See "Tax Status - General.")

DOLLAR  COST  AVERAGING

     Dollar Cost Averaging is a program which, if elected, permits an Owner to systematically transfer amounts on a monthly, quarterly, semi-annual, or annual basis from the Global Advisors Money Market Sub-Account to one or more Sub-Accounts. By allocating amounts on a regularly scheduled basis, as opposed to allocating the total amount at one particular time, an Owner may be less susceptible to the effect of market fluctuations. The minimum amount which may be transferred is $250 per transfer. The amount may be specified as a percentage of Contract Values in the source Sub-Account(s) (in whole percentages) or by dollar amount.

If selected, Dollar Cost Averaging must be for at least 12 months. There is no current charge for Dollar Cost Averaging. The standard date of the month for transfers is the date the Owner's request for an enrollment in the program is received and processed by the Company, and subsequent monthly, quarterly, semi-annual, or annual anniversaries of that date. The Owner may specify a different future date. If the Company imposes a transfer fee, transfers made pursuant to the Dollar Cost Averaging program will not be taken into account in determining any transfer fee.

CONTRACT  VALUE

     The Contract Value is the sum of the Owner's interest in the General Account and the Sub-Accounts of the Separate Account during the Accumulation Period.

ACCUMULATION  UNITS

     Accumulation Units will be used to account for all amounts allocated to or withdrawn from the Sub-Accounts of the Separate Account as a result of Purchase Payments, withdrawals, transfers, or fees and charges. The Company will determine the number of Accumulation Units of a Sub-Account purchased or canceled. This will be done by dividing the amount allocated to (or the amount withdrawn from) the Sub-Account by the dollar value of one Accumulation Unit of the Sub-Account as of the end of the Valuation Period during which the request for the transaction is received at the Annuity Service Office.

ACCUMULATION  UNIT  VALUE

     The Accumulation Unit Value for each Sub-Account was arbitrarily set initially at $10. The investment performance of the Trust, as well as the deduction of the charges discussed in this Prospectus, affect Accumulation Unit Values (see below). Subsequent Accumulation Unit Values for each Sub-Account are determined by multiplying the Accumulation Unit Value for the immediately preceding Valuation Period by the Net Investment Factor for the Sub-Account for the current period.

The Net Investment Factor for each Sub-Account is determined by dividing A by B and subtracting C where:

     A  is  (i)   the  net  asset  value per share of the Investment Option or
                  Portfolio of an Investment Option held by the Sub-Account for the current Valuation Period; plus

            (ii) any dividend per share declared on behalf of such Investment Option or Portfolio that has an ex-dividend date within the current Valuation Period; less

            (iii) the cumulative per share charge or credit for taxes reserved which is determined by the Company to have resulted from the operation or maintenance of the Sub-Account.

     B  is    the  net  asset  value  per  share  of  the Investment Option or
              Portfolio of an Investment Option held by the Sub-Account for the immediately preceding Valuation Period, plus or minus the cumulative per share charge or credit for taxes reserved for the immediately preceding Valuation Date.

     C  is    the  factor representing the cumulative per share unpaid charges for the Mortality and Expense Risk Charge, for the Administrative Charge and for the Enhanced Death Benefit Charge, if any.

     The Accumulation Unit Value may increase or decrease from Valuation Period to Valuation Period.

                                    TRANSFERS

TRANSFERS  PRIOR  TO  THE  ANNUITY  DATE

     Subject to any limitations imposed by the Company on the number of transfers that can be made during the Accumulation Period, the Owner may transfer all or part of the Owner's Contract Value by Written Request without the imposition of any fee or charge if there have been no more than the number of free transfers. Currently, there are no restrictions on the number of transfers that can be made each Contract Year. However, if the Company does limit the number of transfers in the future, Owners are guaranteed four transfers per year without a transfer fee during the Accumulation Period. All transfers are subject to the following:

     1. Currently, the Company does not impose a transfer fee. The Company reserves the right to charge a fee for transfers in the future which will not exceed the lesser of $25 or 2% of the amount transferred (which will be deducted from the amount that is transferred). If more than the number of free transfers have been made in a Contract Year, the Company will deduct a transfer fee for each subsequent transfer permitted.

     2. The minimum amount which can be transferred is $250 (from (i) one or multiple Sub-Accounts or (ii) the General Account) or the Owner's entire interest in the Sub-Account or the General Account, if less. The minimum amount which must remain in a Sub-Account after a transfer is $500 per Sub-Account, or $0 if the entire amount in the Sub-Account is transferred. The minimum amount which must remain in the General Account after a transfer is $500, or $0 if the entire amount in the General Account is transferred.

     3. The maximum amount which can be transferred from the General Account to the Separate Account is 20% of the Owner's Contract Value in the General Account as of the last Contract Anniversary. However, if the Sweep Account option has been elected, any funds transferred pursuant to that program will not be included in this limitation. (See "Sweep Account Program," below.)

     4. Transfers from any Sub-Account to the General Account may not be made for the six-month period following any transfer from the General Account into one or more of the Sub-Accounts.

     5. The Company reserves the right, at any time and without prior notice to any party, to terminate, suspend, or modify the transfer privilege described above.

     Owners can elect to make transfers by telephone. To do so, Owners must complete a Written Request. The Company will use reasonable procedures to confirm that instructions communicated by telephone are genuine. If it does not, the Company may be liable for any losses due to unauthorized or fraudulent instructions. The Company may tape record all telephone instructions. The Company will not be liable for any loss, liability, cost, or expense incurred by the Owner for acting in accordance with such telephone instructions believed to be genuine. The telephone transfer privilege may be discontinued at any time by the Company.

If there are Joint Owners, unless the Company is informed to the contrary, telephone instructions will be accepted from either of the Joint Owners.

Neither the Separate Account nor the Trust is designed for professional market timing organizations or other entities using programmed and frequent transfers. A pattern of exchanges that coincides with a "market timing" strategy may be disruptive to a Portfolio. The Company reserves the right to restrict the transfer privilege or reject any specific Purchase Payment allocation request for any person whose transactions seem to follow a timing pattern. Although not contractually obligated to do so, the Company may, in its sole discretion, provide prior or contemporaneous notice of restrictions on the transfer privilege to Owners.

TRANSFERS  DURING  THE  ANNUITY  PERIOD

     During the Annuity Period, the Owner may make transfers by Written Request, as follows:

     1. The Owner may make transfers of Contract Values between Sub-Accounts, subject to any limitations imposed by the Company on the number of transfers that can be made during the Annuity Period. Currently, there are no restrictions on the number of transfers that can be made. However, if the Company does limit the number of transfers in the future, Owners are guaranteed four transfers per year free of any transfer fee during the Annuity Period. Currently, the Company does not impose a transfer fee. The Company reserves the right to charge a fee for transfers in the future which will not exceed the lesser of $25 or 2% of the amount transferred (which will be deducted from the amount which is transferred).

     2. The Owner may, once each Contract Year, make a transfer from one or more Sub-Accounts to the General Account. The Owner may not make a transfer from the General Account to the Separate Account.

     3. Transfers between Sub-Accounts will be made by converting the number of Annuity Units being transferred to the number of Annuity Units of the Sub-Account to which the transfer is made, so that the next Annuity Payment, if it were made at that time, would be the same amount that it would have been without the transfer. Thereafter, Annuity Payments will reflect changes in the value of the new Annuity Units.

     The amount transferred to the General Account from a Sub-Account will be based on the annuity reserves for the Owner in that Sub-Account. Transfers to the General Account will be made by converting the Annuity Units being transferred to purchase fixed Annuity Payments under the Annuity Option in effect and based on the Age of the Annuitant at the time of the transfer.

     4. The minimum amount which can be transferred is $250 from one or multiple Sub-Accounts, or the Owner's entire interest in the Sub-Account, if less. The minimum amount which must remain in a Sub-Account after a transfer is $500 per Sub-Account, or $0 if the entire amount in the Sub-Account is transferred.

     5. The Company reserves the right, at any time and without prior notice to any party, to terminate, suspend, or modify the transfer privilege described above.

     Owners can elect to make transfers by telephone. To do so, Owners must complete a Written Request. The Company will use reasonable procedures to confirm that instructions communicated by telephone are genuine. If it does not, the Company may be liable for any losses due to unauthorized or fraudulent instructions. The Company may tape record all telephone instructions. The Company will not be liable for any loss, liability, cost, or expense incurred by the Owner for acting in accordance with such telephone instructions believed to be genuine. The telephone transfer privilege may be discontinued at any time by the Company.

If there are Joint Owners, unless the Company is informed to the contrary, telephone instructions will be accepted from either of the Joint Owners.

SWEEP  ACCOUNT  PROGRAM

     During the Accumulation Period, an Owner may elect to participate in the Sweep Account Program which permits the Owner to transfer ("sweep") the income from the General Account to the Sub-Accounts, on a quarterly basis, as long as the General Account balance is at least $25,000. The transfer will be made on quarterly anniversaries of the Issue Date of the Contract unless the Owner specifies a different date.

                            ASSET ALLOCATION PROGRAMS

ASSET  ALLOCATION  -  PORTFOLIO  REBALANCING

     From time to time, the Company may make available a program (Asset Allocation - Portfolio Rebalancing) which provides for periodic pre-authorized automatic transfers among the Sub-Accounts pursuant to written allocation instructions from the Owner. Such transfers are made to maintain a particular percentage allocation among the Portfolios as selected by the Owner. The minimum allocation is 1% per selection.

An Owner may elect that rebalancing occur on a monthly, quarterly, semi-annual, or annual basis, and currently, all Portfolios are available investment options under the Program. The General Account is not an available investment option under the Program.

ASSET  ALLOCATION  -  FINANCIAL  INTERMEDIARIES

     In  addition,  the  Company may make  available  another  Asset  Allocation program whereby certain financial intermediaries will make their services available to Owners to provide advice for the selection of the Sub-Accounts and the General Account under the Contracts. The Company has recognized the value to Owners of having available (on a continuous basis) advice for the selection of the Sub-Accounts and the General Account. An Owner participating in such a program authorizes the financial intermediary to make transfers of his or her Contract Values among the Sub-Accounts and/or the General Account. The Company has not, and will not, make any independent investigation of such financial intermediaries, their services, or the costs, if any, for such services. The financial intermediaries will be required to comply with the Company's administrative systems and rules, including the prohibition against market timers. A Written Request will be required to participate in such Asset Allocation programs.

An Owner may enter into an advisory agreement with such financial intermediaries. If such an agreement is entered into, an Owner will need to complete certain administrative forms. Compensation, if any, for the services of the financial intermediaries is a matter between the intermediaries and the Owners.

THE SELECTION OF FINANCIAL INTERMEDIARIES OR OTHER ADVISERS IS SOLELY THE RESPONSIBILITY OF THE OWNER. ANY COMPENSATION DUE ANY FINANCIAL INTERMEDIARY OR OTHER ADVISER, AS A RESULT OF INVESTMENT ADVICE HE OR SHE MAY HAVE RENDERED AN OWNER IN CONNECTION WITH THE CONTRACTS, IS SOLELY THE OWNER'S RESPONSIBILITY. THE COMPANY HAS NOT MADE ANY INDEPENDENT INVESTIGATION OF THE FINANCIAL INTERMEDIARIES OFFERING ANY ASSET ALLOCATION PROGRAMS OR OF THE PROGRAMS THEY OFFER. THE COMPANY DOES NOT ENDORSE THE FINANCIAL INTERMEDIARIES OFFERING "ASSET ALLOCATION PROGRAMS."

The above Asset Allocation programs are only available during the Accumulation Period. Currently, there is no minimum Contract Value required for participants in such a program. However, the Company reserves the right to require a minimum Contract Value for Asset Allocation programs. The Company does not currently charge for enrollment in the programs, but reserves the right to do so. Owners can terminate their participation in any program by Written Request. If the Company imposes a transfer fee, transfers made pursuant to an Asset Allocation program will not be taken into account in determining any transfer fee. The Company reserves the right to modify, suspend, or terminate either of the Asset Allocation programs at any time.

                                   WITHDRAWALS

     During the Accumulation Period, the Owner may, upon a Written Request, make a total or partial withdrawal of the Contract Withdrawal Value. The Contract Withdrawal Value is:

     1.  The Contract Value as of the end of the Valuation Period during
         which a Written  Request  for  a  withdrawal  is    received;  less

     2.  Any  applicable  taxes  not  previously  deducted;  less

     3.  Any  applicable  Contingent  Deferred  Sales  Charge;  less

     4.  The  Contract  Maintenance  Charge,  if  any.

     A withdrawal will result in the cancellation of Accumulation Units from each applicable Sub-Account or a reduction in the Owner's General Account Contract Value in the ratio that the Owner's interest in the Sub-Account and/or General Account bears to the total Contract Value. The Owner must specify by Written Request in advance which Sub-Account Units are to be canceled, if other than the above method is desired.

The Company will pay the amount of any withdrawal from the Separate Account within seven days of receipt of a request in good order unless the Suspension or Deferral of Payments provision is in effect.

Each partial withdrawal must be for at least $500. The minimum Contract Value which must remain in the Contract after a partial withdrawal is $5,000 for Non-Qualified Contracts and $2,000 for Qualified Contracts.

Certain tax withdrawal penalties and restrictions may apply to withdrawals from the Contracts. (See "Tax Status.") For Contracts purchased in connection with
403(b) plans, the Code limits the withdrawal of amounts attributable to contributions made pursuant to a salary reduction agreement (as defined in Section 403(b)(11) of the Code) to circumstances only when the Owner: (a) attains age 59 1/2; (b) separates from service; (c) dies; (d) becomes disabled (within the meaning of Section 72(m)(7) of the Code); or (e) incurs a qualifying hardship.

However,  withdrawals  for hardship are restricted to the portion of the Owner's
Contract Value which represents contributions made by the Owner and does not include any investment results. The limitations on withdrawals became effective on January 1, 1989, and apply only to salary reduction contributions made after December 31, 1988, to income attributable to such contributions and to income attributable to amounts held as of December 31, 1988. The limitations on withdrawals do not affect rollovers or transfers between certain Qualified Plans. Owners should consult their own tax counsel or other tax adviser regarding any distributions.

SYSTEMATIC  WITHDRAWAL  OPTION

     The Company permits a systematic withdrawal option which enables an Owner to pre-authorize a periodic exercise of the contractual withdrawal rights described above. The total permitted systematic withdrawals in a Contract Year are limited to not more than 10% of the Contract Value as of the immediately preceding Contract Anniversary or, if during the first Contract Year, the Issue Date. The Systematic Withdrawal Option can be exercised at any time including during the first Contract Year. The exercise of the systematic withdrawal option in any Contract Year replaces the Free Withdrawal Amount which is allowable once per Contract Year after the first Contract Anniversary without incurring a Contingent Deferred Sales Charge.

Systematic withdrawals are not available for Non-Qualified Contracts where the Owner is under age 59 1/2. Certain tax penalties and restrictions may apply to systematic withdrawals from the Contracts. (See "Tax Status - Tax Treatment of Withdrawals - Qualified Contracts" and "Tax Treatment of Withdrawals - Non-Qualified Contracts.") Owners entering into such a program instruct the Company to withdraw an amount specified as a percentage of Contract Value, or in dollars on a monthly, quarterly, or semi-annual basis. The minimum withdrawal amount is $100 per payment. The standard date of the month for withdrawals is the date the Owner's request for enrollment in the program is received and processed by the Company, and subsequent monthly (or the payment schedule selected) anniversaries of that date. The Owner may specify a different future date.

TEXAS  OPTIONAL  RETIREMENT  PROGRAM

     A Contract issued to a participant in the Texas Optional Retirement Program ("ORP") will contain an ORP endorsement that will amend the Contract as follows:
(a) if for any reason a second year of ORP participation is not begun, the total amount of the State of Texas' first-year contribution will be returned to the appropriate institution of higher education upon its request and (b) no benefits will be payable, through surrender of the Contract or otherwise, until the participant dies, accepts retirement, terminates employment in all Texas institutions of higher education, or attains the age of 70 1/2. The value of the Contract may, however, be transferred to other contracts or carriers during the period of ORP participation. A participant in the ORP is required to obtain a certificate of termination from the participant's employer before the value of a Contract can be withdrawn.

SUSPENSION  OR  DEFERRAL  OF  PAYMENTS

     The Company reserves the right to suspend or postpone payments for a withdrawal or transfer for any period when:

     1. The New York Stock Exchange (the "NYSE") is closed (other than customary weekend and holiday closings);

     2. Trading on the NYSE is restricted;

     3. An emergency exists as a result of which disposal of securities held in the Separate Account is not reasonably practicable or it is not reasonably practicable to determine the value of the Separate Account's net assets; or

     4. During any other period when the SEC, by order, so permits for the protection of Owners; provided that applicable rules and regulations of the SEC will govern as to whether the conditions described in (2) and (3) exist.

     The Company reserves the right to defer payment for a withdrawal or transfer from the General Account for the period permitted by law, but not for more than six months after written election is received by the Company.

                            PROCEEDS PAYABLE ON DEATH

DEATH  OF  OWNER  DURING  THE  ACCUMULATION  PERIOD

     Upon the death of the Owner or Joint Owner during the Accumulation Period, the death benefit will be paid to the Beneficiary(ies) designated by the Owner. Upon the death of a Joint Owner, the surviving Joint Owner, if any, will be treated as the primary Beneficiary. Any other Beneficiary designation on record at the time of death will be treated as a contingent Beneficiary.

A Beneficiary may request that the death benefit be paid under one of the Death Benefit Options below. If the Beneficiary is the spouse of the Owner, he or she may elect to continue the Contract at the then-current Contract Value in his or her own name and exercise all the Owner's rights under the Contract.

DEATH BENEFIT AMOUNT DURING THE ACCUMULATION PERIOD (STANDARD DEATH BENEFIT)

     For a death occurring prior to the 80th birthday of the Owner, or the oldest Joint Owner, the death benefit during the Accumulation Period will be the greatest of:

     1. The Purchase Payments, less any withdrawals, including any previously deducted Contingent Deferred Sales Charge; or

     2. The Contract Value determined as of the end of the Valuation Period during which the Company receives, at its Annuity Service Office, both due proof of death and an election of the payment method; or

     3. The highest Step-up Value prior to the date of death. The Step-up Value is equal to the Contract Value on each seventh Contract Anniversary, plus any Purchase Payments made after such Contract Anniversary, less any withdrawals and Contingent Deferred Sales Charge deducted after such Contract Anniversary.

     For a death occurring on or after the 80th birthday of the Owner, or the oldest Joint Owner, the death benefit during the Accumulation Period will be the Contract Value determined as of the end of the Valuation Period during which the Company receives, at its Annuity Service Office, both due proof of death and an election of the payment method.

ENHANCED  DEATH  BENEFIT  AMOUNT  DURING  THE  ACCUMULATION  PERIOD

     If the Owner selects the Enhanced Death Benefit, for a death occurring prior to the 75th birthday of the Owner, or the oldest Joint Owner, the death benefit will be the greatest of:

     1. The Purchase Payments, less any withdrawals and previously deducted Contingent Deferred Sales Charge; or

     2. The Contract Value determined as of the end of the Valuation Period during which the Company receives, at its Annuity Service Office, both due proof of death and an election of the payment method; or

     3. The highest Step-up Value prior to the date of death. The Step-up Value is equal to the Contract Value on each seventh Contract Anniversary, plus any Purchase Payments made after such Contract Anniversary, less any withdrawals and Contingent Deferred Sales Charge deducted after such Contract Anniversary; or

     4. The total amount of Purchase Payments compounded up to the date of death at 3% interest, minus the total withdrawals and previously deducted Contingent Deferred Sales Charges compounded up to the date of death at 3% interest, not to exceed 200% of Purchase Payments, less withdrawals and previously deducted Contingent Deferred Sales Charges.

     For a death occurring on or after the 75th birthday and before the 80th birthday of the Owner, or the oldest Joint Owner, the death benefit during the Accumulation Period will be the greatest of 1, 2, or 3 above.

For death occurring on or after the 80th birthday of the Owner, or the oldest Joint Owner, the death benefit during the Accumulation Period will be the Contract Value determined as of the Valuation Period during which the Company receives at its Annuity Service Office both due proof of death and an election of the payment method.



ANNUAL STEP-UP DEATH BENEFIT AMOUNT DURING THE ACCUMULATION PERIOD

     For Contracts issued on or after May 1, 1998, an Owner may select the Annual Step-Up Death Benefit. If the Owner selects the Annual Step-Up Death Benefit, for a death occurring prior to the 75th birthday of the Owner, or the oldest Joint Owner, the death benefit amount during the Accumulation Period will be the greater of:

     1. The Purchase Payments, less any withdrawals and previously deducted Contingent Deferred Sales Charge; or

     2. The Contract Value determined as of the end of the Valuation Period during which the Company receives at its Annuity Service Office both due proof of death and an election of the payment method; or

     3. The highest Step-Up Value prior to the date of death. The Step-Up Value is equal to the Contract Value on any Contract Anniversary plus any Purchase Payments made after such Contract Anniversary less any withdrawals and Contingent Deferred Sales Charge deducted after such Contract Anniversary.

For a death occurring on or after the 75th birthday of the Owner, or the oldest Joint Owner, the death benefit during the Accumulation Period will be the Contract Value determined as of the Valuation Period during which the Company receives at its Annuity Service Office both due proof of death and an election of the payment method.

In certain states, the Annual Step-Up Death Benefit may not be available (check with your registered representative regarding availability.)

OWNERS SHOULD REFER TO THEIR CONTRACT AND ANY ENDORSEMENT FOR THE APPLICABLE DEATH BENEFIT PROVISION.

DEATH  BENEFIT  OPTIONS  DURING  THE  ACCUMULATION  PERIOD

     A non-spousal Beneficiary must elect the death benefit to be paid under one of the following options in the event of the death of the Owner during the Accumulation Period:

     Option  1  -  lump  sum  payment  of  the  death  benefit;  or

     Option  2  -  payment of the entire death benefit within five years of the  date  of  the  death  of  the  Owner;  or

     Option  3 -   payment of the death benefit under an Annuity Option over
                   the lifetime of the Beneficiary or over a period not extending beyond the life expectancy of the Beneficiary, with distribution beginning within one year of the date of death of the Owner or any Joint Owner.

     Any portion of the death benefit not applied under Option 3, within one year of the date of the Owner's death, must be distributed within five years of the date of death.

A spousal Beneficiary may elect to continue the Contract in his or her own name at the then-current Contract Value, elect a lump sum payment of the death benefit, or apply the death benefit to an Annuity Option.

If a lump sum payment is requested, the amount will be paid within seven days of receipt of proof of death and the election, unless the Suspension or Deferral of Payments provision is in effect.

Payment to the Beneficiary, other than in a lump sum, may only be elected during the 60-day period beginning with the date of receipt of proof of death.

DEATH  OF  OWNER  DURING  THE  ANNUITY  PERIOD

     If the Owner or a Joint Owner, who is not the Annuitant, dies during the Annuity Period, any remaining payments under the Annuity Option elected will continue at least as rapidly as under the method of distribution in effect at such Owner's death. Upon the death of the Owner during the Annuity Period, the Beneficiary becomes the Owner.

DEATH  OF  ANNUITANT

     Upon the death of the Annuitant, who is not the Owner, during the Accumulation Period, the Owner may designate a new Annuitant, subject to the Company's underwriting rules then in effect. If no designation is made within 30 days of the death of the Annuitant, the Owner will become the Annuitant. If the Owner is a non-natural person, the death of the Annuitant will be treated as the death of the Owner and a new Annuitant may not be designated.

Upon the death of the Annuitant during the Annuity Period, the death benefit, if any, will be as specified in the Annuity Option elected. Death benefits will be paid at least as rapidly as under the method of distribution in effect at the Annuitant's death.

PAYMENT  OF  DEATH  BENEFIT

     The Company will require due proof of death before any death benefit is paid. Due proof of death will be:

     1.   A certified death certificate;

     2. A certified decree of a court of competent jurisdiction as to the finding of death; or

     3. Any other proof satisfactory to the Company.

     All death benefits will be paid in accordance with applicable law or regulations governing death benefit payments.

BENEFICIARY

     The Beneficiary designation in effect on the Issue Date will remain in effect until changed. The Beneficiary is entitled to receive the benefits to be paid at the death of the Owner. Unless the Owner provides otherwise, the death benefit will be paid in equal shares to the survivor(s) as follows:

     1. To the primary Beneficiary(ies) who survive the Owner's and/or the Annuitant's death, as applicable; or if there are none,

     2. To the contingent Beneficiary(ies) who survive the Owner's and/or the Annuitant's death, as applicable; or if there are none,

     3. To the estate of the Owner.

CHANGE  OF  BENEFICIARY

     Subject to the rights of any irrevocable Beneficiary(ies), the Owner may change the primary Beneficiary(ies) or contingent Beneficiary(ies). Any change must be made by Written Request. The change will take effect as of the date the Written Request is signed. The Company will not be liable for any payment made or action taken before it records the change.

                               ANNUITY PROVISIONS

GENERAL

     On the Annuity Date, the Adjusted Contract Value will be applied under the Annuity Option selected by the Owner. Annuity Payments may be made on a fixed or variable basis, or both.

ANNUITY  DATE

     The Annuity Date is selected by the Owner on the Issue Date. The Annuity Date must be the first day of a calendar month and must be at least five years after the Issue Date. The Annuity Date may not be later than that required under state law.

     Prior to the Annuity Date, the Owner, subject to the above, may change the Annuity Date by Written Request. Any change must be requested at least 15 days prior to the new Annuity Date.

SELECTION  OR  CHANGE  OF  AN  ANNUITY  OPTION

     An Annuity Option is selected by the Owner at the time the Contract is issued. If no Annuity Option is selected, Option B, with 120 monthly payments guaranteed, will automatically be applied. Prior to the Annuity Date, the Owner can change the Annuity Option selected by Written Request. Any change must be requested at least 15 days prior to the Annuity Date.

FREQUENCY  AND  AMOUNT  OF  ANNUITY  PAYMENTS

     Annuity Payments are paid in monthly, quarterly, semi-annual, or annual installments. The Adjusted Contract Value is applied to the Annuity Table for the Annuity Option selected. If the Adjusted Contract Value to be applied under an Annuity Option is less than $2,000, the Company reserves the right to make a lump sum payment in lieu of Annuity Payments. If the Annuity Payment would be or become less than $200 where only a Fixed Annuity or a Variable Annuity is selected, or if the Annuity Payment would be or become less than $100 on each basis when a combination of Fixed and Variable Annuities is selected, the Company will reduce the frequency of payments to an interval which will result in each payment being at least $200, or $100 on each basis if a combination of Fixed and Variable Annuities is selected.

ANNUITY

     If the Owner selects a Fixed Annuity, the Adjusted Contract Value is allocated to the General Account and the Annuity is paid as a Fixed Annuity. If the Owner selects a Variable Annuity, the Adjusted Contract Value will be allocated to the Sub-Account(s) of the Separate Account in accordance with the selection made by the Owner, and the Annuity will be paid as a Variable Annuity. The Owner can also select a combination of a Fixed and Variable Annuity and the Adjusted Contract Value will be allocated accordingly. Unless the Owner specifies otherwise, the payee of the Annuity Payments shall be the Annuitant and any Joint Annuitant.

The Adjusted Contract Value will be applied to the applicable Annuity Table contained in the Contract based upon the Annuity Option selected by the Owner.

FIXED  ANNUITY

     The Owner may elect to have the Adjusted Contract Value applied to provide a Fixed Annuity. The dollar amount of each Fixed Annuity payment will be determined in accordance with Annuity Tables contained in the Contract, which are based on the minimum guaranteed interest rate of 3% per year. After the initial Fixed Annuity payment, the payments will not change regardless of investment, mortality, or expense experience.

VARIABLE  ANNUITY

     Variable Annuity payments reflect the investment performance of the Separate Account in accordance with the allocation of the Adjusted Contract Value to the Sub-Accounts during the Annuity Period. Variable Annuity payments are not guaranteed as to dollar amount. See the SAI regarding how Annuity Payments and Annuity Units are calculated.

ANNUITY  OPTIONS

     The following Annuity Options or any other Annuity Option acceptable to the Company may be selected:

     Option A (Life Annuity) - Monthly Annuity Payments during the life of the Annuitant.

     Option B (Life Annuity with Periods Certain of 60, 120, 180, or 240 Months)
- Monthly Annuity Payments during the lifetime of the Annuitant and in any event for 60, 120, 180, or 240 months certain as selected.

     Option C (Joint and Survivor Annuity) - Monthly Annuity Payments payable during the joint lifetime of the Annuitant and a Joint Annuitant and then during the lifetime of the survivor at the percentage (100%, 75%, 66 2/3%, or 50%) selected.

     Annuity Options A, B, and C are available on a Fixed Annuity basis, a Variable Annuity basis, or a combination of both. Election of a Fixed Annuity or a Variable Annuity must be made no later than 15 days prior to the Annuity Date. If no election is made with respect to whether the Annuity Option will be on a Fixed Annuity basis, Variable Annuity basis, or a combination of both, the Annuity Option will be paid to reflect the allocation of the Contract Value on the Annuity Date between the Separate Account and the General Account, if any.

                                   DISTRIBUTOR

     WNL Brokerage Services, Inc. ("WNL Brokerage"), 5555 San Felipe, Suite 900, Houston, Texas 77056, is the distributor and underwriter of the Contracts. WNL Brokerage is registered as a broker-dealer with the SEC and is a member of the National Association of Securities Dealers, Inc. WNL Brokerage and the Company are owned by the same corporation.

Commissions will be paid to broker-dealers who sell the Contracts. Broker-dealers will be paid commissions, up to an amount currently equal to 7% of Purchase Payments, for promotional or distribution expenses associated with the marketing of the Contracts.

                         ADMINISTRATION OF THE CONTRACTS

     While the Company has primary responsibility for all administration of the Contracts, it has retained the services of Financial Administrative Services, Inc. ("FAS"), pursuant to an Insurance Service Agreement. Such administrative services include issuance of the Contracts and maintenance of Owners' records. The Company pays all fees and charges of FAS. FAS serves as the administrator to various insurance companies. The Company's ability to administer the Contracts could be adversely affected should FAS elect to terminate the Agreement.

                             PERFORMANCE INFORMATION

MONEY  MARKET  SUB-ACCOUNT

     From time to time,  the Company may  advertise  the "yield" and  "effective yield" of the Global Advisors Money Market Sub-Account ("Money Market Sub-Account") of the Separate Account. Both yield figures are based on historical earnings and are not intended to indicate future performance. The "yield" of the Money Market Sub-Account refers to the income generated by Contract Values in the Money Market Sub-Account over a seven-day period (which period will be stated in the advertisement). This income is "annualized." That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the Contract Value in the Money Market Sub-Account. The "effective yield" is calculated similarly. However, when annualized, the income earned by Contract Value is assumed to be reinvested. This results in the "effective yield" being slightly higher than the "yield" because of the compounding effect of the assumed reinvestment. The yield figure will reflect the deduction of any asset-based charges and any applicable Contract Maintenance Charge.

OTHER  SUB-ACCOUNTS

     From time to time, the Company may advertise performance data for the various other Sub-Accounts under the Contract. Such data will show the percentage change in the value of an Accumulation Unit based on the performance of an Investment Option over a period of time, usually a calendar year, determined by dividing the increase (decrease) in value for that Unit by the Accumulation Unit value at the beginning of the period. This percentage figure will reflect the deduction of any asset-based charges and any applicable Contract Maintenance Charge under the Contracts. It will not reflect the deduction of the Contingent Deferred Sales Charge, which if applied would reduce any percentage increase or make greater any percentage decrease.

Any advertisement will also include average annual total return figures calculated as described in the SAI. The total return figures reflect the deduction of all charges and deductions under the Contracts and the fees and expenses of the Portfolios. The Company may also advertise performance information computed on a different basis.

The Company may make available yield information with respect to some of the Sub-Accounts. Such yield information will be calculated as described in the SAI. The yield information will reflect the deduction of all charges and deductions under the Contracts and the fees and expenses of the Portfolios.

The Company may also show historical Accumulation Unit values in certain advertisements containing illustrations. These illustrations will be based on actual Accumulation Unit values.

In addition, the Company may distribute sales literature which compares the percentage change in Accumulation Unit values for any of the Sub-Accounts against established market indexes such as the Standard & Poor's 500 Composite Stock Price Index, the Dow Jones Industrial Average, or other management investment companies which have investment objectives similar to the underlying Portfolio being compared. The Standard & Poor's 500 Composite Stock Price Index is an unmanaged, unweighted average of 500 stocks, the majority of which are listed on the NYSE. The Dow Jones Industrial Average is an unmanaged, weighted average of 30 blue chip industrial corporations listed on the NYSE. Both the Standard & Poor's 500 Composite Stock Price Index and the Dow Jones Industrial Average assume quarterly reinvestment of dividends.

In addition, the Company may, as appropriate, compare each Sub-Account's performance to that of other types of investments such as certificates of deposit, savings accounts, and U.S. Treasuries, or to certain interest rate and inflation indexes, such as the Consumer Price Index, which is published by the U.S. Department of Labor and measures the average change in prices over time of a fixed "market basket" of certain specified goods and services. Similar comparisons of Sub-Account performance may also be made with appropriate indexes measuring the performance of a defined group of securities widely recognized by investors as representing a particular segment of the securities markets. For example, Sub-Account performance may be compared with Donoghue Money Market Institutional Averages (money market rates), Lehman Brothers Corporate Bond Index (corporate bond interest rates), or Lehman Brothers Government Bond Index (long-term U.S. government obligation interest rates).

The Company may also distribute sales literature which compares the performance of the Accumulation Unit values of the Contracts issued through the Separate Account with the unit values of variable annuities issued through the separate accounts of other insurance companies. Such information will be derived from the Lipper Variable Insurance Products Performance Analysis Service, the VARDS Report, or from Morningstar.

The Lipper Variable Insurance Products Performance Analysis Service is published by Lipper Analytical Services, Inc., a publisher of statistical data which currently tracks the performance of almost 4,000 investment companies. The rankings compiled by Lipper may or may not reflect the deduction of asset-based insurance charges. The Company's sales literature utilizing these rankings will indicate whether or not such charges have been deducted. Where the charges have not been deducted, the sales literature will indicate that if the charges had been deducted, the ranking might have been lower.

The VARDS Report is a monthly variable annuity industry analysis compiled by Variable Annuity Research & Data Service of Georgia and published by Financial Planning Resources, Inc. The VARDS Report rankings may or may not reflect the deduction of asset-based insurance charges. Where the charges have not been deducted, the sales literature will indicate that if the charges had been deducted, the rankings might have been lower.

Morningstar rates a variable annuity Sub-Account against its peers with similar investment objectives. Morningstar does not rate any Sub-Account that has less than three years of performance data. The Morningstar rankings may or may not reflect the deduction of charges. Where the charges have not been deducted, the sales literature will indicate that if the charges had been deducted, the rankings might have been lower.

                                   TAX STATUS

GENERAL

NOTE: THE FOLLOWING DESCRIPTION IS BASED UPON THE COMPANY'S UNDERSTANDING OF CURRENT FEDERAL INCOME TAX LAW APPLICABLE TO ANNUITIES IN GENERAL. THE COMPANY CANNOT PREDICT THE PROBABILITY THAT ANY CHANGES IN SUCH LAWS WILL BE MADE. PURCHASERS ARE CAUTIONED TO SEEK COMPETENT TAX ADVICE REGARDING THE POSSIBILITY OF SUCH CHANGES. THE COMPANY DOES NOT GUARANTEE THE TAX STATUS OF THE CONTRACTS. PURCHASERS BEAR THE COMPLETE RISK THAT THE CONTRACTS MAY NOT BE TREATED AS "ANNUITY CONTRACTS" UNDER FEDERAL INCOME TAX LAWS. IT SHOULD BE FURTHER UNDERSTOOD THAT THE FOLLOWING DISCUSSION IS NOT EXHAUSTIVE AND THAT SPECIAL RULES NOT DESCRIBED IN THIS PROSPECTUS MAY BE APPLICABLE IN CERTAIN SITUATIONS. MOREOVER, NO ATTEMPT HAS BEEN MADE TO CONSIDER ANY APPLICABLE STATE OR OTHER TAX LAWS.

     Section 72 of the Code governs taxation of annuities in general. An Owner is not taxed on increases in the value of a Contract until distribution occurs, either in the form of a lump sum payment or as Annuity Payments under the Annuity Option selected. For a lump sum payment received as a total withdrawal (total surrender), the recipient is taxed on the portion of the payment that exceeds the cost basis of the Contract. For Non-Qualified Contracts, this cost basis is generally the Purchase Payments, while for Qualified Contracts there may be no cost basis. The taxable portion of the lump sum payment is taxed at ordinary income tax rates.

For annuity payments, a portion of each payment in excess of an exclusion amount is includible in taxable income. The exclusion amount for payments based on a Fixed Annuity Option is determined by multiplying the payment by the ratio that the cost basis of the Contract (adjusted for any period certain or refund feature) bears to the expected return under the Contract. The exclusion amount for payments based on a Variable Annuity Option is determined by dividing the cost basis of the Contract (adjusted for any period certain or refund guarantee) by the number of years over which the annuity is expected to be paid. Payments received after the investment in the Contract has been recovered (i.e., when the total of the excludible amounts equals the investment in the Contract) are fully taxable. The taxable portion is taxed at ordinary income tax rates. For certain types of Qualified Plans, there may be no cost basis in the Contract within the meaning of Section 72 of the Code. Owners, Annuitants, and Beneficiaries under the Contracts should seek competent financial advice about the tax consequences of any distributions.

The Company is taxed as a life insurance company under the Code. For federal income tax purposes, the Separate Account is not a separate entity from the Company, and its operations form a part of the Company.

DIVERSIFICATION

     Section 817(h) of the Code imposes certain diversification standards on the underlying assets of variable annuity contracts. The Code provides that a variable annuity contract will not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not, in accordance with regulations prescribed by the U.S. Treasury Department ("Treasury Department"), adequately diversified. Disqualification of the Contract as an annuity contract would result in imposition of federal income tax to the Owner with respect to earnings allocable to the Contract prior to the receipt of payments under the Contract. The Code contains a safe harbor provision which provides that annuity contracts such as the Contracts meet the diversification requirements if, as of the end of each quarter, the underlying assets meet the diversification standards for a regulated investment company, and no more than 55% of the total assets consist of cash, cash items, U.S. government securities, and securities of other regulated investment companies.

On March 2, 1989, the Treasury Department issued Regulations (Treas. Reg. 1.817-5), which established diversification requirements for the investment portfolios underlying variable contracts such as the Contracts. The Regulations amplify the diversification requirements for variable contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under the Regulations, an investment portfolio will be deemed adequately diversified if: (a) no more than 55% of the value of the total assets of the portfolio is represented by any one investment; (b) no more than 70% of the value of the total assets of the portfolio is represented by any two investments; (c) no more than 80% of the value of the total assets of the portfolio is represented by any three investments; and (d) no more than 90% of the value of the total assets of the portfolio is represented by any four investments.

The Code provides that, for purposes of determining whether or not the diversification standards imposed on the underlying assets of variable contracts by Section 817(h) of the Code have been met, "each United States government agency or instrumentality shall be treated as a separate issuer."

The Company intends that all Portfolios of the Trust underlying the Contracts will be managed by the Adviser for the Trust in such a manner as to comply with these diversification requirements.

The Treasury Department has indicated that the diversification Regulations do not provide guidance regarding the circumstances in which Owner control of the investments of the Separate Account will cause the Owner to be treated as the owner of the assets of the Separate Account, thereby resulting in the loss of favorable tax treatment for the Contract. At this time, it cannot be determined whether additional guidance will be provided and what standards may be contained in such guidance.

The amount of Owner control which may be exercised under the Contract is different, in some respects, from the situations addressed in published rulings issued by the Internal Revenue Service in which it was held that the policyowner was not the owner of the assets of the Separate Account. It is unknown whether these differences, such as the Owner's ability to transfer among investment choices or the number and type of investment choices available, would cause the Owner to be considered as the owner of the assets of the Separate Account, resulting in the imposition of federal income tax to the Owner with respect to earnings allocable to the Contract, prior to receipt of payments under the Contract.

In the event any forthcoming guidance or ruling is considered to set forth a new position, such guidance or ruling will generally be applied only prospectively. However, if such ruling or guidance was not considered to set forth a new position, it may be applied retroactively, resulting in the Owner being retroactively determined to be the Owner of the assets of the Separate Account.

Due to the uncertainty in this area, the Company reserves the right to modify the Contract in an attempt to maintain favorable tax treatment.

MULTIPLE  CONTRACTS

     The Code provides that multiple non-qualified annuity contracts, which are issued within a calendar year to the same contract owner by one company or its affiliates, are treated as one annuity contract for purposes of determining the tax consequences of any distribution. Such treatment may result in adverse tax consequences, including more rapid taxation of the distributed amounts from such combination of contracts. Owners should consult a tax adviser prior to purchasing more than one non-qualified annuity contract in any calendar year.

CONTRACTS  OWNED  BY  OTHER  THAN  NATURAL  PERSONS

     Under Section 72(u) of the Code, the investment earnings on premiums for the Contracts will be taxed currently to the Owner, if the Owner is a non-natural person (e.g., a corporation or certain other entities). Such Contracts generally will not be treated as annuities for federal income tax purposes. However, this treatment is not applied to Contracts held by a trust or other entity, as an agent for a natural person, nor to Contracts held by certain Qualified Plans. Purchasers should consult their own tax counsel or other tax adviser before purchasing a Contract to be owned by a non-natural person.

TAX  TREATMENT  OF  ASSIGNMENTS

     An assignment or pledge of a Contract may be a taxable event. Owners should therefore consult a competent tax adviser should they wish to assign or pledge their Contracts.

INCOME  TAX  WITHHOLDING

     All distributions, or the portion thereof which is includible in the gross income of the Owner, are subject to federal income tax withholding. Generally, amounts are withheld from periodic payments at the same rate as wages and at the rate of 10% from non-periodic payments. However, the Owner, in most cases, may elect not to have taxes withheld or to have withholding done at a different rate.

Effective January 1, 1993, certain distributions from retirement plans qualified under Section 401 or Section 403(b) of the Code, which are not directly rolled over to another eligible retirement plan or individual retirement account or individual retirement annuity, are subject to a mandatory 20% withholding for federal income tax. The 20% withholding requirement generally does not apply to:
(a) a series of substantially equal payments made at least annually for the life or life expectancy of the participant or joint and last survivor expectancy of the participant and a designated beneficiary, or distributions for a specified period of 10 years or more; or (b) distributions which are required minimum distributions; or (c) the portion of the distributions not includible in gross income (i.e., returns of after-tax contributions). Participants under such plans should consult their own tax counsel or other tax adviser regarding withholding requirements.

TAX  TREATMENT  OF  WITHDRAWALS  -  -  NON-QUALIFIED  CONTRACTS

     Section 72 of the Code governs treatment of distributions from annuity contracts. It provides that if the contract value exceeds the aggregate purchase payments made, any amount withdrawn will be treated as coming first from the earnings and then, only after the income portion is exhausted, as coming from the principal. Withdrawn earnings are includible in gross income. It further provides that a 10% penalty will apply to the income portion of any distribution. However, the penalty is not imposed on amounts received: (a) after the taxpayer reaches age 59 1/2; (b) after the death of the Owner; (c) if the taxpayer is totally disabled (for this purpose disability is as defined in Section 72(m)(7) of the Code); (d) in a series of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the taxpayer, or for the joint lives (or joint life expectancies) of the taxpayer and his or her Beneficiary; (e) under an immediate annuity; or
(f) which are allocable to purchase payments made prior to August 14, 1982.

The above information does not apply to Qualified Contracts. However, separate tax withdrawal penalties and restrictions may apply to such Qualified Contracts. (See "Tax Treatment of Withdrawals - Qualified Contracts," below.)

QUALIFIED  PLANS

     The Contracts offered by this Prospectus are designed to be suitable for use under various types of qualified plans. Taxation of participants in each qualified plan varies with the type of plan and terms and conditions of each specific plan. Owners, Annuitants, and Beneficiaries are cautioned that benefits under a Qualified Plan may be subject to the terms and conditions of the plan, regardless of the terms and conditions of the Contracts issued pursuant to the plan. Some retirement plans are subject to distribution and other requirements that are not incorporated into the Company's administrative procedures. Owners, participants, and Beneficiaries are responsible for determining that contributions, distributions, and other transactions, with respect to the Contracts, comply with applicable law. Following are general descriptions of the types of qualified plans with which the Contracts may be used. Such descriptions are not exhaustive and are for general informational purposes only. The tax rules regarding qualified plans are very complex and will have differing applications, depending on individual facts and circumstances. Each purchaser should obtain competent tax advice prior to purchasing a Contract issued under a Qualified Plan.

Contracts issued pursuant to Qualified Plans include special provisions restricting Contract provisions that may otherwise be available as described in this Prospectus. Generally, Contracts issued pursuant to Qualified Plans are not transferable except upon surrender or annuitization. Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain withdrawal penalties and restrictions may apply to surrenders from Qualified Contracts. (See "Tax Treatment of Withdrawals - Qualified Contracts," below.)

On July 6, 1983, the Supreme Court decided, in Arizona Governing Committee v. Norris, that optional annuity benefits provided under an employer's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women. The Contracts sold by the Company, in connection with certain Qualified Plans, will utilize annuity tables which do not differentiate on the basis of sex. Such annuity tables will also be available for use in connection with certain non-qualified deferred compensation plans.

A.   H.R. 10 PLANS

Section 401 of the Code permits self-employed individuals to establish Qualified Plans for themselves and their employees, commonly referred to as "H.R. 10" or "Keogh" plans. Contributions made to the plan for the benefit of the employees will not be included in the gross income of the employees until distributed from the plan. The tax consequences to participants may vary depending upon the particular plan design. However, the Code places limitations and restrictions on all Plans, including on such items as: amount of allowable contributions; form, manner, and timing of distributions; transferability of benefits; vesting and non-forfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals, and surrenders. (See "Tax Treatment of Withdrawals - - Qualified Contracts," below.) Purchasers of Contracts for use with an H.R. 10 plan should obtain competent tax advice as to the tax treatment and suitability of such an investment.

B.   TAX-SHELTERED ANNUITIES

Section 403(b) of the Code permits the purchase of "tax-sheltered annuities" by public schools and certain charitable, educational, and scientific organizations described in Section 501(c)(3) of the Code. These qualifying employers may make contributions to the Contracts for the benefit of their employees. Such contributions are not includible in the gross income of the employees until the employees receive distributions from the Contracts. The amount of contributions to the tax-sheltered annuity is limited to certain maximums imposed by the Code. Furthermore, the Code sets forth additional restrictions governing such items as transferability, distributions, nondiscrimination, and withdrawals. (See "Tax Treatment of Withdrawals - Qualified Contracts" and "Tax-Sheltered Annuities - Withdrawal Limitations," below.) Any employee should obtain competent tax advice as to the tax treatment and suitability of such an investment.

C.   INDIVIDUAL RETIREMENT ANNUITIES

Section 408(b) of the Code permits eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity ("IRA"). Under applicable limitations, certain amounts may be contributed to an IRA which will be deductible from the individual's gross income. These IRAs are subject to limitations on eligibility, contributions, transferability, and distributions. (See "Tax Treatment of Withdrawals - Qualified Contracts," below.) Under certain conditions, distributions from other IRAs and other Qualified Plans may be rolled over or transferred on a tax-deferred basis into an IRA. Sales of Contracts for use with IRAs are subject to special requirements imposed by the Code, including the requirement that certain informational disclosures be given to persons desiring to establish an IRA. Purchasers of Contracts to be qualified as an IRA should obtain competent tax advice as to the tax treatment and suitability of such an investment.


ROTH IRAs

Beginning in 1998, individuals may purchase a new type of non-deductible IRA, known as a Roth IRA. Purchase payments for a Roth IRA are limited to $2,000 per year. This limitation is phased out for adjusted gross income between $95,000 and $110,000 in the case of single taxpayers, between $150,000 and $160,000 in the case of married taxpayers filing joint returns, and between $0 and $15,000 in the case of married taxpayers filing separately. An overall $2,000 annual limitation continues to apply to all of a taxpayer's IRA contributions, including Roth IRA and non-Roth IRAs.

Qualified distributions from Roth IRAs are entirely tax free. A qualified distribution requires that an individual has held the Roth IRA for at least five years and, in addition, that the distribution is made either after the individual reaches age 59 1/2, on the individual's death or disability, or as a qualified first-time home purchase, subject to a $10,000 lifetime maximum, for the individual, a spouse, child, grandchild, or ancestor. Any distribution which is not a qualified distribution is taxable to the extent of earnings in the distribution. Distributions are treated as made from contributions first and therefore no distributions are taxable until distributions exceed the amount of contributions to the Roth IRA. The 10% penalty tax and the regular IRA exceptions to the 10% penalty tax apply to taxable distributions from a Roth IRA.

Amounts may be rolled over from one Roth IRA to another Roth IRA. Furthermore, an individual may make a rollover contribution from a non- Roth IRA to a Roth IRA, unless the individual has adjusted gross income over $100,000 or the individual is a married taxpayer filing a separate return. The individual must pay tax on any portion of the IRA being rolled over that represents income or a previously deductible IRA contribution. However, for rollovers in 1998, the individual may pay that tax ratably over the four taxable year periods beginning with tax year 1998.

Purchasers of Contracts to be qualified as a Roth IRA should obtain competent tax advice as to the tax treatment and suitability of such an investment.


D.   CORPORATE PENSION AND PROFIT SHARING PLANS

Sections 401(a) and 401(k) of the Code permit corporate employers to establish various types of retirement plans for employees. These retirement plans may permit the purchase of the Contracts to provide benefits under the Plan. Contributions to the Plan for the benefit of employees will not be includible in the gross income of the employees until distributed from the Plan. The tax consequences to participants may vary, depending upon the particular plan design. However, the Code places limitations and restrictions on all plans, including on such items as: amount of allowable contributions; form, manner, and timing of distributions; transferability of benefits; vesting and non-forfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals, and surrenders. (See "Tax Treatment of Withdrawals - Qualified Contracts," below.) Purchasers of Contracts for use with Corporate Pension or Profit Sharing Plans should obtain competent tax advice as to the tax treatment and suitability of such an investment.

TAX  TREATMENT  OF  WITHDRAWALS  -  QUALIFIED  CONTRACTS

     In the case of a withdrawal under a Qualified Contract, a ratable portion of the amount received is taxable, generally based on the ratio of the individual's cost basis to the individual's total accrued benefit under the retirement plan. Special tax rules may be available for certain distributions from a Qualified Contract. Section 72(t) of the Code imposes a 10% penalty tax on the taxable portion of any distribution from qualified retirement plans, including Contracts issued and qualified under Code Sections 401 (H.R. 10 and Corporate Pension and Profit Sharing Plans), 403(b) (Tax-Sheltered Annuities), and 408(b) (Individual Retirement Annuities). To the extent amounts are not includible in gross income because they have been rolled over to an IRA or another eligible qualified plan, no tax penalty will be imposed. The tax penalty will not apply to the following distributions: (a) if distribution is made on or after the date on which the Owner or Annuitant (as applicable) reaches age 59 1/2; (b) distributions following the death or disability of the Owner or Annuitant (as applicable) (for this purpose disability is as defined in Section 72(m)(7) of the Code); (c) after separation from service, distributions that are part of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the Owner or Annuitant (as applicable), or the joint lives (or joint life expectancies) of such Owner or Annuitant (as applicable) and his or her designated Beneficiary; (d) distributions to an Owner or Annuitant (as applicable) who has separated from service after he has attained age 55; (e) distributions made to the Owner or Annuitant (as applicable) to the extent such distributions do not exceed the amount allowable as a deduction under Code Section 213 to the Owner or Annuitant (as applicable) for amounts paid during the taxable year for medical care; (f) distributions made to an alternate payee, pursuant to a qualified domestic relations order; (g) distributions from an Individual Retirement Annuity for the purchase of medical insurance (as described in Section 213(d) (1) (D) of the Code) for the Contract Owner or Annuitant (as applicable) and his or her spouse and dependents if the Contract Owner or Annuitant (as applicable) has received unemployment compensation for at least 12 weeks (this exception will no longer apply after the Contract Owner or Annuitant (as applicable) has been re-employed for at least 60 days); (h) distributions from an Individual Retirement Annuity made to the Owner or Annuitant (as applicable) to the extent such distributions do not exceed the qualified higher education expenses (as defined in Section 72(t)(7) of the Code) of the Owner or Annuitant (as applicable)for the taxable year; and (i) distributions from an Individual Retirement Annuity made to the Owner or Annuitant (as applicable) which are qualified first-time home buyer distributions (as defined in Section 72(t)(8) of the Code). The exceptions stated in (d) and (f) above do not apply in the case of an Individual Retirement Annuity. The exception stated in (c) above applies to an Individual Retirement Annuity without the requirement that there be a separation from service.

Generally, distributions from a qualified plan must commence no later than April 1 of the calendar year following the year in which the employee attains age 70 1/2 and, in some cases, the later of age 70 1/2 or the date of retirement. Required distributions must be over a period not exceeding the life expectancy of the individual or the joint lives or life expectancies of the individual and his or her designated beneficiary. If the required minimum distributions are not made, a 50% penalty tax is imposed as to the amount not distributed.

TAX-SHELTERED  ANNUITIES  -  WITHDRAWAL  LIMITATIONS

     The Code limits the withdrawal of amounts attributable to contributions made pursuant to a salary reduction agreement (as defined in Section 403(b)(11) of the Code) to circumstances only when the Owner: (a) attains age 59 1/2; (b) separates from service; (c) dies; (d) becomes disabled (within the meaning of
Section 72(m)(7) of the Code); or (e) in the case of hardship. However, withdrawals for hardship are restricted to the portion of the Owner's Contract Value which represents contributions made by the Owner and does not include any investment results. The limitations on withdrawals became effective on January 1, 1989, and apply only to salary reduction contributions made after December 31, 1988, to income attributable to such contributions and to income attributable to amounts held as of December 31, 1988. The limitations on withdrawals do not affect rollovers or transfers between certain qualified plans. Owners should consult their own tax counsel or other tax adviser regarding any distributions.

SECTION  457  -  DEFERRED  COMPENSATION  PLANS

     Under Section 457 of the Code, governmental and certain other tax-exempt employers may establish deferred compensation plans for the benefit of their employees who may invest in annuity contracts. The Code, as in the case of qualified plans, establishes limitations and restrictions on eligibility, contributions, and distributions. Under these Plans, contributions made for the benefit of the employees will not be includible in the employee's gross income until distributed from the Plan. Under a Section 457 Plan, all the Plan assets remain solely the property of the employer, subject only to the claims of the employer's general creditors until such time as made available to the participant or beneficiary. However, for Plans established after August 20, 1996, it is required that Plan assets be held in trust for the benefit of plan participants and are not subject to the claims of the general creditors of the employer. Furthermore, this requirement must be met for all Plans no later than January 1, 1999.

                              FINANCIAL STATEMENTS

     Financial Statements of the Company and the Separate Account have been included in the SAI.

                                LEGAL PROCEEDINGS

     There are no material pending legal proceedings to which the Separate Account, the Distributor, or the Company is a party.


                                TABLE OF CONTENTS
                   OF THE STATEMENT OF ADDITIONAL INFORMATION

                                                                    Page
COMPANY                                                                3
EXPERTS                                                                3
LEGAL OPINIONS                                                         3
DISTRIBUTOR                                                            3
YIELD CALCULATION FOR THE GLOBAL ADVISORS MONEY MARKET SUB-ACCOUNT     3
PERFORMANCE INFORMATION                                                4
ANNUITY PROVISIONS                                                     6
FINANCIAL STATEMENTS                                                   6



                                     PART B

                       STATEMENT OF ADDITIONAL INFORMATION
            INDIVIDUAL FIXED AND VARIABLE DEFERRED ANNUITY CONTRACTS
                         WITH FLEXIBLE PURCHASE PAYMENTS
                                    ISSUED BY
                             WNL SEPARATE ACCOUNT A
                                       AND
                     WESTERN NATIONAL LIFE INSURANCE COMPANY

THIS IS NOT A PROSPECTUS. THIS STATEMENT OF ADDITIONAL INFORMATION (THE "SAI") SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS DATED MAY 1, 1998, FOR THE INDIVIDUAL FIXED AND VARIABLE DEFERRED ANNUITY CONTRACTS WITH FLEXIBLE PURCHASE PAYMENTS WHICH ARE REFERRED TO HEREIN.

THE PROSPECTUS CONCISELY SETS FORTH INFORMATION FOR A PROSPECTIVE INVESTOR. FOR A COPY OF THE PROSPECTUS, CALL 1-800-910-4555, OR WRITE THE COMPANY AT P.O. BOX 290721, WETHERSFIELD, CT 06129-0721. THIS SAI IS DATED MAY 1, 1998.


                               TABLE OF CONTENTS


                                                        Page

Company                                                    3
Experts                                                    3
Legal Opinions                                             3
Distributor                                                3
Yield Calculation For The Global Advisors Money Market
      Sub-Account                                          3
Performance Information                                    4
Annuity Provisions                                         5
Annuity Unit                                               6
Financial Statements                                       6


                                     COMPANY

Information regarding Western National Life Insurance Company (the "Company") and its ownership is contained in the Prospectus.

The Company contributed the initial capital to the WNL Separate Account A (the "Separate Account"). As of December 31, 1997, the initial capital contributed by the Company represented approximately __% of the total assets of the Separate Account. The Company currently intends to remove these assets from the Separate Account on a pro rata basis in proportion to money invested in the Separate Account by Owners.


                                     EXPERTS

The balance sheet of the Company as of December 31, 1996 and 1995, and the related statements of income, shareholders' equity and cash flows for each of the three years in the period ended December 31, 1996, and the statement of assets and liabilities of the Separate Account as of December 31, 1996, and the related statement of operations for the year ended December 31, 1996, and the statement of changes in net assets for the year ended December 31, 1996, and the period from October 10, 1995 (commencement of operations) through December 31, 1995, all of which are included in the SAI, have been included herein in reliance on the reports of _________________________, independent accountants, given on the authority of that firm as experts in accounting and auditing.

                                 LEGAL OPINIONS

Legal matters in connection with the Contracts described herein are being passed
upon  by  the  law  firm  of  Blazzard,  Grodd  &  Hasenauer,   P.C.,  Westport,
Connecticut.

                                   DISTRIBUTOR

WNL Brokerage Services, Inc. ("WNL Brokerage") acts as the distributor. WNL Brokerage is an affiliate of the Company. The offering is on a continuous basis.


                              YIELD CALCULATION FOR
                  THE GLOBAL ADVISORS MONEY MARKET SUB-ACCOUNT

The Global Advisors Money Market Sub-Account of the Separate Account will calculate its current yield based upon the seven days ended on the date of calculation. For the seven calendar days ending December 31, 1997, the annualized effective yield for the Global Advisors Money Market Sub-Account was ____% and the yield was ____%.

The current yield of the Global Advisors Money Market Sub-Account is computed by determining the net change (exclusive of capital changes) in the value of a hypothetical pre-existing Owner account having a balance of one Accumulation Unit of the Sub-Account at the beginning of the period, subtracting the Mortality and Expense Risk Charge, the Administrative Charge, and the Contract Maintenance Charge, dividing the difference by the value of the account at the beginning of the same period to obtain the base period return, and multiplying the result by (365/7). The calculation does not take into account any applicable Enhanced Death Benefit Charge.


For the seven calendar days ended December 31, 1997, the annualized effective yield and yield for the Global Advisors Money Market Sub-Account calculated with the applicable Enhanced Death Benefit Charge was ____% and ____%, respectively.

The Global Advisors Money Market Sub-Account computes its effective compound yield according to the method prescribed by the Securities and Exchange Commission (the "SEC"). The effective yield reflects the reinvestment of net income earned daily on Global Advisors Money Market Sub-Account assets.

Net investment income for yield quotation purposes will not include either realized capital gains and losses or unrealized appreciation and depreciation, whether reinvested or not.

The yields quoted should not be considered a representation of the yield of the Global Advisors Money Market Sub-Account in the future since the yield is not fixed. Actual yields will depend not only on the type, quality, and maturities of the investments held by the Global Advisors Money Market Sub-Account and changes in the interest rates on such investments, but also on changes in the Global Advisors Money Market Sub-Account's expenses during the period.

Yield information may be useful in reviewing the performance of the Global Advisors Money Market Sub-Account and for providing a basis for comparison with other investment alternatives. However, the Global Advisors Money Market Sub-Account's yield fluctuates, unlike bank deposits or other investments which typically pay a fixed yield for a stated period of time.


                             PERFORMANCE INFORMATION

From time to time, the Company may advertise performance data as described in the Prospectus. Any such advertisement will include three sets of total return figures for the time periods indicated in the advertisement. One set of such total return figures will reflect the deduction of a 1.25% Mortality and Expense Risk Charge, a .15% Administrative Charge, the investment advisory fee and expenses for the underlying Portfolio being advertised, and any applicable Contract Maintenance Charge. A second set of such total return figures will reflect the same deductions mentioned plus the deduction of a .05% Enhanced Death Benefit Charge. A third set of such total return figures will reflect the same deductions mentioned plus the deduction of .10% Annual Step-Up Death Benefit Charge.

The hypothetical value of a Contract purchased for the time periods described in the advertisement will be determined by using the actual Accumulation Unit values for an initial $1,000 purchase payment, and deducting any applicable Contract Maintenance Charge to arrive at the ending hypothetical value. The average annual total return is then determined by computing the fixed interest rate that a $1,000 purchase payment would have to earn annually, compounded annually, to grow to the hypothetical value at the end of the time periods described. The formula used in these calculations is:

                                         n
                               P (1 + T )  = ERV
   Where:
        P   =  A  hypothetical  initial  payment  of  $1,000
        T   =  Average  annual  total  return
        n   =  Number  of  years
       ERV  =  Ending redeemable value at the end of the time periods used (or fractional portion thereof) of a hypothetical $1,000 payment made at the beginning of the time periods used.

In addition to total return data, the Company may include yield information in its advertisements. Each Sub-Account (other than the Global Advisors Money Market Sub-Account) for which the Company will advertise yield, will show a yield quotation based on a 30-day (or one-month) period ended on the date of the most recent balance sheet of the Separate Account included in the registration statement, computed by dividing the net investment income per Accumulation Unit earned during the period by the maximum offering price per Unit on the last day of the period, according to the following formula:

                                       a-b
                                       ---
                          Yield = 2 [( cd  + 1)6 - 1]
   Where:
     a    =  Net investment income earned during the period by the Trust attributable  to  shares  owned  by  the  Sub-Account
     b    =  Expenses accrued for the period (net of reimbursements)
     c    =  The average daily number of Accumulation Units outstanding during the  period
     d    =  The maximum offering price per Accumulation Unit on the last day of  the  period

The Company may also advertise performance data which will be computed on a different basis.

Investment operations for the Sub-Accounts which invest in Portfolios of the WNL Series Trust (the "Trust") depicted in the chart below commenced on the following dates:



Portfolio                                       Inception Date
- --------------------------------------------  --------------

BEA Growth and Income Portfolio                     10/20/95
Credit Suisse International Equity Portfolio        10/20/95
EliteValue Asset Allocation Portfolio               01/02/96
Global Advisors Growth Equity Portfolio             10/20/95
Global Advisors Money Market Portfolio              10/10/95
Salomon Brothers U.S. Government
   Securities Portfolio                             02/06/96
Van Kampen American Capital Emerging
   Growth Portfolio                                 01/02/96


Chart 1 below shows performance figures which reflect the deduction of all charges and deductions (except the Enhanced Death Benefit Charge) under the Contracts (see "Charges and Deductions" in the Prospectus) and also reflect the actual fees and expenses paid by the underlying Portfolios. Chart 2 below is identical to Chart 1 except that it also reflects the deduction of the Enhanced Death Benefit Charge, where applicable.

AVERAGE  TOTAL  RETURN  FOR  THE  PERIOD  ENDED  DECEMBER  31,  1997

Chart  1
--------


  Sub-Accounts                                One Year   From Inception
--------------------------------------------  ---------  ---------------

BEA Growth and Income Portfolio                   ____%     _____%
Credit Suisse International Equity Portfolio      ____      _____
EliteValue Asset Allocation Portfolio             ____      _____
Global Advisors Growth Equity Portfolio           ____      _____
Global Advisors Money Market Portfolio            ____      _____
Salomon Brothers U.S. Government
   Securities Portfolio                           ____      _____
Van Kampen American Capital Emerging
   Growth Portfolio                               ____      _____




Chart  2
--------


    Sub-Accounts                              One Year   From Inception
--------------------------------------------  ---------  ---------------

BEA Growth and Income Portfolio                   ____%     _____%
Credit Suisse International Equity Portfolio      ____      _____
EliteValue Asset Allocation Portfolio             ____      _____
Global Advisors Growth Equity Portfolio           ____      _____
Global Advisors Money Market Portfolio            ____      _____
Salomon Brothers U.S. Government
   Securities Portfolio                           ____      _____
Van Kampen American Capital Emerging
   Growth Portfolio                               ____      _____


Owners should note that the investment results of each Sub-Account will fluctuate over time, and any presentation of the Sub-Account's total return or yield for any period should not be considered a representation of what an investment may earn or what an Owner's total return or yield may be in any future period.

                               ANNUITY PROVISIONS

A Variable Annuity is an annuity with payments which: (a) are not predetermined as to dollar amount and (b) will vary in amount with the net investment results of the applicable Sub-Accounts of the Separate Account. Annuity Payments also depend upon the Age of the Annuitant and any Joint Annuitant and the assumed interest factor utilized. The Annuity Table used will depend upon the Annuity Option chosen. The dollar amount of Annuity Payments after the first is determined as follows:

1. The dollar amount of the first Variable Annuity Payment is divided by the value of an Annuity Unit for each applicable Sub-Account as of the Annuity Date. This sets the number of Annuity Units for each monthly payment for the applicable Sub-Account. The number of Annuity Units remains fixed during the Annuity Period.

2. The fixed number of Annuity Units per payment in each Sub-Account is multiplied by the Annuity Unit Value for that Sub-Account for the last Valuation Period of the month preceding the month for which the payment is due. This result is the dollar amount of the payment for each applicable Sub-Account.

The total dollar amount of each Variable Annuity Payment is the sum of all Sub-Account Variable Annuity Payments reduced by the applicable portion of the Contract Maintenance Charge.

The dollar amount of the first Variable Annuity payment is determined in accordance with the description above. The dollar amount of Variable Annuity payments for each applicable Sub-Account after the first Variable Annuity payment is determined as follows:

1. The dollar amount of the first Variable Annuity payment is divided by the value of an Annuity Unit for each applicable Sub-Account as of the Annuity Date. This sets the number of Annuity Units for each monthly payment for the applicable Sub-Account. The number of Annuity Units for each applicable Sub-Account remains fixed during the Annuity Period.

2. The fixed number of Annuity Units per payment in each Sub-Account is multiplied by the Annuity Unit value for that Sub-Account for the last Valuation Period of the month preceding the month for which the payment is due. This result is the dollar amount of the payment for each applicable Sub-Account.

The total dollar amount of each Variable Annuity payment is the sum of all Sub-Account Variable Annuity payments reduced by the applicable portion of the Contract Maintenance Charge.

                                  ANNUITY UNIT

The value of any Annuity Unit for each Sub-Account of the Separate Account was set initially at $10. The Sub-Account Annuity Unit value at the end of any subsequent Valuation Period is determined as follows:

1. The Net Investment Factor for the current Valuation Period is multiplied by the value of the Annuity Unit for the Sub-Account for the immediately preceding Valuation Period.

2. The result in (1) is then divided by the Assumed Investment Rate Factor, which equals 1.00, plus the Assumed Investment Rate for the number of days since the preceding Valuation Date. The Assumed Investment Rate is equal on an annual rate to 3%.

The value of an Annuity Unit may increase or decrease from Valuation Period to Valuation Period.

                              FINANCIAL STATEMENTS

The financial statements of the Company included herein should be considered only as bearing upon the ability of the Company to meet its obligations under the Contracts.

[FINANCIAL STATEMENTS WILL BE FILED BY AMENDMENT]


                                     PART C
                                OTHER INFORMATION

ITEM  24.  FINANCIAL STATEMENTS AND EXHIBITS

A. FINANCIAL  STATEMENTS

The financial statements of the Separate Account and the Company will be filed by Amendment.

B.      EXHIBITS

     1. Resolution of Board of Directors of the Company authorizing the establishment of the Separate Account.*
     2.  Not  applicable.
     3.  (a)    Form  of  Principal  Underwriter's  Agreement.*
         (b)    Service  Agreement  (to  be  filed  by  amendment)
     4.  (i)    Individual  Fixed  and  Variable  Deferred  Annuity  Contract.*
         (ii)   Annual Step-Up Death Benefit Endorsement.
         (iii)  Persistency Bonus Endorsement
     5.         Application  Form.*
     6.  (i)    Copy  of  Articles  of  Incorporation  of  the  Company.*
         (ii)   Copy  of  the  Bylaws  of  the  Company.*
     7.  Not  applicable.
     8.  Not  applicable.
     9.  Opinion  and  Consent  of  Counsel (to be filed by Amendment).
    10.  Consent  of  Independent  Accountants (to be filed by Amendment).
    11.  Not  applicable.
    12.  Not  applicable.
    13.  Calculation of Performance Information (to be filed by Amendment).
    14.  Not  applicable.
    15.  Company  Organizational  Chart (to be filed by Amendment).
    27.  Not  applicable.

*Incorporated by reference to Registrant's Form N-4 as filed on November 11, 1994 (File No. 33-86464).

ITEM  25.    DIRECTORS  AND  OFFICERS  OF  THE  DEPOSITOR

   The  following  are  the  Officers  and  Directors  of  the  Company:


NAME AND PRINCIPAL                     POSITION AND OFFICES
 BUSINESS ADDRESS                         WITH DEPOSITOR
---------------------------  -------------------------------------------
Michael J. Poulos           Chairman of the Board, Director, President,
5555 San Felipe, Suite 900  and Chief Executive Officer
Houston, TX  77056

Michael J. Akers            Director, Executive Vice President
5555 San Felipe, Suite 900  and Chief Actuary
Houston, TX  77056

John A. Graf                Director, Vice Chairman and
5555 San Felipe, Suite 900  Chief Marketing Officer
Houston, TX  77056

Arthur R. McGimsey          Director, Executive Vice President and
5555 San Felipe, Suite 900  Chief Financial Officer
Houston, TX  77056

Richard W. Scott            Director, Vice Chairman and
5555 San Felipe, Suite 900  Chief Investment Officer
Houston, TX  77056

Bruce R. Abrams             Senior Vice President-Marketing
5555 San Felipe, Suite 900
Houston, TX  77056

Dwight L. Cramer            Senior Vice President-Law and
5555 San Felipe, Suite 900  General Counsel
Houston, TX  77056

Robert E. Steele            Senior Vice President-Marketing
205 E. 10th Street
Amarillo, TX  79101-3546

Christopher B. Aldridge     Vice President-Marketing
5555 San Felipe, Suite 900
Houston, TX 77056

Patrick E. Grady            Senior Vice President and Treasurer
5555 San Felipe, Suite 900
Houston, TX  77056

Kent Lamb                   Senior Vice President and Controller
5555 San Felipe, Suite 900
Houston, TX  77056

Joseph S. Maniscalco        Vice President and Assistant Treasurer
5555 San Felipe, Suite 900
Houston, TX  77056

Franklin H. Rodgers, Jr.    Senior Vice President-Operations
205 E. 10th Street
Amarillo, TX  79101-3546

Garry Watts                 Vice President-Marketing
5555 San Felipe, Suite 900
Houston, TX  77056

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

The Company organizational chart was included as Exhibit 15 in Registrant's Form N-4, as filed on November 11, 1994.

ITEM  27.    NUMBER  OF  CONTRACT  OWNERS

As of ___________, 1998, there were __ Qualified Contract Owners and __ Non-Qualified Contract Owners.

ITEM  28.    INDEMNIFICATION

The Bylaws (Article VI - Section 1) of the Company provide that:

The Corporation shall indemnify any person who was or is a party, or is threatened to be made a party, to any threatened, pending, or completed action, suit or proceeding, whether civil, criminal, administrative, or investigative, by reason of the fact that he is or was a director or officer of the Corporation, or is or was serving at the request of the Corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise (collectively, "Agent") against expenses (including attorneys' fees), judgments, fines, penalties, court costs and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit or proceeding if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful. The termination of any action, suit, or proceeding by judgment, order, settlement (whether with or without court approval), conviction or upon a plea of NOLO CONTENDERE or its equivalent, shall not, of itself, create a presumption that the Agent did not act in good faith and in a manner which he reasonably believed to be in or not opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding, had no reasonable cause to believe that his conduct was unlawful. If several claims, issues or matters are involved, an Agent may be entitled to indemnification as to some matters even though he is not entitled as to other matters. Any director or officer of the Corporation serving in any capacity of another corporation, of which a majority of the shares entitled to vote in the election of its directors is held, directly or indirectly, by the Corporation, shall be deemed to be doing so at the request of the Corporation.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted directors and officers or controlling persons of the Company pursuant to the foregoing, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM  29.    PRINCIPAL  UNDERWRITERS

     (a)    Not  Applicable.

     (b)    WNL  Brokerage  Services,  Inc. ("WNL Brokerage") is the principal
underwriter  for  the  Contracts.   The following persons are the officers and
directors  of  WNL  Brokerage.



Name and Principal                       Position and Offices
 Business Address                          with Underwriter
---------------------------  -----------------------------------------------
Kurt R. Fredland            President, Chief Executive Officer and Director
5555 San Felipe, Suite 900
Houston, TX  77056


Beverli J. Lee              Vice President, Chief Compliance Officer,
5555 San Felipe, Suite 900  Chief Legal Officer, Assistant Secretary
Houston, TX  77056          and Director

Bruce R. Abrams             Vice President and Director
5555 San Felipe, Suite 900
Houston, TX  77056

Patrick E. Grady            Vice President, Chief Financial Officer
5555 San Felipe, Suite 900  and Treasurer
Houston, TX  77056

Dwight L. Cramer            Vice President and Secretary
5555 San Felipe, Suite 900
Houston, TX  77056

Evelyn M. Curran            Assistant Secretary
5555 San Felipe, Suite 900
Houston, TX  77056

     (c)    Not  Applicable.

ITEM  30.    LOCATION  OF  ACCOUNTS  AND  RECORDS

Persons maintaining physical possession of the accounts, books or documents of the Separate Account required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder include Joseph S. Maniscalco, Vice President and Assistant Treasurer of the Company, whose address is 5555 San Felipe, Houston, Texas 77056. In addition, certain required records are maintained by the third party administrator, Financial Advisory Services, Inc., whose address is 1290 Silas Deane Highway, Wethersfield, CT 06109-4303.

ITEM  31.    MANAGEMENT  SERVICES

Not  Applicable.

ITEM  32.    UNDERTAKINGS

     a. Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen
(16) months old for so long as payment under the variable annuity contracts may be accepted.

     b. Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

     c. Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request.

     d. Pursuant to Investment Company Act Rule 26(d), Western National Life Insurance Company ("Company"), hereby represents that the fees and charges deducted under the Contract described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by the Company.

      REPRESENTATIONS

(1) The Company hereby represents that it is relying upon Investment Company Act Rule 6c-7. The Company further represents that paragraphs (a)-(d) of Rule 6c-7 have been complied with.

(2) The Company hereby represents that it is relying upon a No-Action Letter issued to the American Council of Life Insurance dated November 28, 1988 (Commission ref. IP-6-88) and that the following provisions have been complied with:

     1. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;

     2. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the contract;

     3. Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by Section 403(b)(11) to the attention of the potential participants;

     4. Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (1) the restrictions on redemption imposed by Section 403(b)(11), and (2) other investment alternatives available under the employer's Section 403(b) arrangement to which the participant may elect to transfer his contract value.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it has caused this Registration Statement to be signed on its behalf, in the City of Houston, and State of Texas on this 27th day of February, 1998.

                    WNL  SEPARATE  ACCOUNT  A
                    --------------------------
                          Registrant

          By:    WESTERN  NATIONAL  LIFE  INSURANCE  COMPANY
          --------------------------------------------------


          By: /S/ BEVERLI LEE
          ------------------------------



          By:    WESTERN  NATIONAL  LIFE  INSURANCE  COMPANY
          --------------------------------------------------
          Depositor


          By: /S/ BEVERLI LEE
          ---------------------------------------



As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

/s/Michael  J.  Poulos*      Chairman,  Director,  President          2/27/98
----------------------                                                -------
   Michael  J.  Poulos       and  Chief  Executive  Officer            Date

                             Director,  Executive  Vice  President,
----------------------       General  Counsel,  and  Chief            -------
   Richard  W.  Scott        Chief  Investment  Officer                Date

/s/John  A.  Graf*           Director,  Executive  Vice  President    2/27/98
-------------------------                                             -------
   John  A.  Graf            and  Chief  Marketing  Officer            Date

/s/Arthur  R.  McGimsey*     Director,  Executive  Vice  President    2/27/98
-------------------------                                             -------
   Arthur  R.  McGimsey      and  Chief  Financial  Officer            Date

/s/Michael  J.  Akers*       Director,  Executive  Vice  President    2/27/98
-------------------------                                             -------
   Michael  J.  Akers        and  Chief  Actuary                       Date


*By  Power  of  Attorney

By:  /s/  Dwight  L.  Cramer
   --------------------------
          Dwight  L.  Cramer




                                    EXHIBITS
                                       TO
                         POST-EFFECTIVE AMENDMENT NO. 3
                                       TO
                                    FORM N-4
                                       FOR
                             WNL SEPARATE ACCOUNT A
                                       OF
                     WESTERN NATIONAL LIFE INSURANCE COMPANY

                                INDEX TO EXHIBITS

EXHIBIT                                                                PAGE
-------                                                                ----

99.B4(ii)     Annual Step-Up Death Benefit Endorsement

99.B4(iii)    Persistency Bonus Endorsement